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     As filed with the Securities and Exchange Commission on August 17, 1999

                        File Nos. 333-41461 and 811-8529

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 6

                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                 Amendment No. 9

                                 MEMORIAL FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                              David Goldstein, Esq.
                         Forum Financial Services, Inc.
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:

                            Anthony C.J. Nuland, Esq.
                              Seward & Kissel, LLC
                                1200 G Street, NW
                             Washington, D.C. 20005

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:


 [X]     immediately  upon filing pursuant to Rule 485,  paragraph (b)
 [ ]     on __________________ pursuant  to Rule 485,  paragraph  (b)
 [ ]     60 days  after  filing pursuant to Rule 485, paragraph (a)(1)
 [ ]     on _________________ pursuant to Rule 485,  paragraph  (a)(1)
 [ ]     75 days after filing pursuant to Rule 485, paragraph (a)(2)
 [ ]     on  _________________  pursuant to Rule 485, paragraph (a)(2)

 [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of series being registered: Shares of Government Money Market Fund, Equity Income Fund and International Equity Fund.

         LOGO




                                 MEMORIAL FUNDS


                                   PROSPECTUS


                                 August 17, 1999


                          GOVERNMENT MONEY MARKET FUND

                               EQUITY INCOME FUND
                            INTERNATIONAL EQUITY FUND

















   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED ANY FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS



         RISK/RETURN SUMMARY....................................       2

         FEE TABLES.............................................       4

         INVESTMENT OBJECTIVES, STRATEGIES AND RISKS............       6

         MANAGEMENT.............................................       9

         YOUR ACCOUNT...........................................       11

                  How to Contact the Funds                             11
                  General Information                                  11
                  Buying Shares                                        12
                  Selling Shares                                       14
                  Exchange Privileges                                  16

         OTHER INFORMATION......................................       17

RISK/RETURN SUMMARY


GOVERNMENT MONEY MARKET FUND

INVESTMENT GOAL As high a level of current income as is consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGY The Fund is a "money market" fund that invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations.

EQUITY INCOME FUND


INVESTMENT GOAL High total return on investment through growth of capital and current income without regard to federal income tax considerations.


PRINCIPAL INVESTMENT STRATEGY The Fund invests in two different styles of securities: value equity securities and convertible securities. The Fund, using a sub-adviser dedicated to each distinct style, invests under normal circumstances, approximately 65 percent of the Fund's total assets in value equity securities and approximately 35 percent of its total assets in convertible securities. The Fund uses a "value investing" style by investing in the equity securities of domestic companies that its sub-adviser believes are under-priced relative to comparable securities determined by price/earnings ratios, cash flows or other measures. The Fund also invests in securities of domestic companies that are convertible into common stocks, such as convertible bonds, convertible notes and convertible preferred stocks. The Fund only invests in companies having a minimum market capitalization of $100 million at the time of purchase and seeks to maintain a minimum average weighted market capitalization of $5 billion.

[Margin callout: Concepts to Understand
         REPURCHASE AGREEMENT means an instrument under which the holder acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed-upon time and price, thereby determining the yield during the holder's holding period
         VALUE INVESTING means to invest in stocks whose prices are low relative to stocks of comparable companies
         PRICE/EARNINGS RATIO means the ratio of a company's current market stock price divided by annual earnings per share
         CONVERTIBLE SECURITY is a security such as preferred stock or bonds that may be converted into a specified number of shares of common stock PREFERRED STOCK is stock containing certain rights separate from those conferred by common stock. Preferred shares seldom carry voting rights but pay dividends and have liquidation preference over common shareholders
         COMMON STOCK is ownership shares in a corporation that are sold initially by the corporation and then traded by investors]


INTERNATIONAL EQUITY FUND

INVESTMENT GOAL Long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGY The Fund invests under normal circumstances at least 65 percent of its total assets in equity securities of companies located in developed countries outside the United States. The Fund only invests in companies having a minimum market capitalization of $500 million at the time of purchase and seeks to maintain a minimum average weighted market capitalization of $5 billion.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

GOVERNMENT MONEY MARKET FUND Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible that you could lose money on your investment. The principal risks of investing in the Fund are that changes in interest rates could affect the value of the Fund's investments. No assurance can be given that the U.S. Government will provide financial support to such U.S. Government sponsored agencies or instrumentalities in the future and it is not obligated by law to renew, grant or extend future financial support.

EQUITY INCOME FUND You could lose money on your investment. The principal risks of investing in the Fund are that the value of the Fund's investments could change in response to the fluctuations in the markets, that changes in interest rates could affect the value of the Fund's investments and that the Fund could lose money if a security's credit rating is downgraded or the issuer of a security defaults.

INTERNATIONAL EQUITY FUND You could lose money on your investment. The principal risks of investing in the Fund are that the value of the Fund's investments could change in response to the fluctuations in the markets and the specific risks of investing in foreign markets: foreign, political and economic instability, adverse movements in currency exchange rates, and the imposition or tightening of limitations on the repatriation of capital.

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FEE TABLES

The following tables describe the fees and expenses that you will pay if you invest in a Fund.

Shareholder transaction expenses are charges you pay when buying, selling or exchanging shares of a Fund. Operating expenses, which include fees and expenses for the adviser and shareholder services, are paid out of a Fund's assets and are factored into a Fund's share price rather than charged directly to shareholder accounts.

           ---------------------------------------------------------------------------- -------------------
           SHAREHOLDER FEES (fees paid directly from your investment)
                Maximum Sales Charge (Load) Imposed on Purchases                               None
                Maximum Sales Charge (Load) Imposed on Reinvested Distributions                None
                Maximum Deferred Sales Charge (Load)                                           None
                Redemption Fee                                                                 None
                Exchange Fee                                                                   None
           ---------------------------------------------------------------------------- -------------------

           ---------------------------------------------------------------------------- -------------------
           ANNUAL FUND OPERATING EXPENSES
           (as a percentage of net assets)

           GOVERNMENT MONEY MARKET FUND

                Advisory fees                                                                  0.18%
                Distribution (12b-1 fees)                                                      None
                Other Expenses                                                                 0.49%
                    Shareholder Service fees                                                   0.25%
                    Miscellaneous(1)                                                           0.24%
                TOTAL ANNUAL FUND OPERATING EXPENSES                                           0.67%
                Fee Waiver and Expense Reimbursement(2)                                        0.29%
                Net Expenses                                                                   0.38%

           EQUITY INCOME FUND

                Advisory fees                                                                 0.62%
                Distribution (12b-1 fees)                                                      None
                Other Expenses                                                                0.46%
                    Shareholder Service fees                                                  0.25%
                    Miscellaneous(1)                                                          0.21%
                TOTAL ANNUAL FUND OPERATING EXPENSES                                          1.08%
                Fee Waiver and Expense Reimbursement(2)                                       0.03%
                Net Expenses                                                                  1.05%

           INTERNATIONAL EQUITY FUND

                Advisory fees                                                                 0.77%
                Distribution (12b-1 fees)                                                      None
                Other Expenses                                                                0.90%
                    Shareholder Service fees                                                  0.25%
                    Miscellaneous(1)                                                          0.65%
                TOTAL ANNUAL FUND OPERATING EXPENSES                                          1.67%
                Fee Waiver and Expense Reimbursement(2)                                       0.52%
                Net Expenses                                                                  1.15%


           ---------------------------------------------------------------------------- -------------------

         (1)      Based on estimated expenses for the current fiscal year.
         (2) Based on certain contractual fee waivers and expense reimbursements that may increase after April 30, 2000.

The following is a hypothetical example intended to help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. This example assumes a $10,000 investment in a Fund, a 5 percent annual return, the Fund's operating expenses remain the same as stated in the table above, reinvestment of all distributions and redemption at the end of each period. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                           ------------------------ ---------------- ------------------

                              Government Money       Equity Income     International
                                 Market Fund             Fund           Equity Fund

           --------------- ------------------------ ---------------- ------------------
           After 1 year             $41                  $110              $144
           --------------- ------------------------ ---------------- ------------------
           After 3 years            $128                 $343              $448
           --------------- ------------------------ ---------------- ------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS


GOVERNMENT MONEY MARKET FUND


INVESTMENT OBJECTIVE

         The investment objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.


INVESTMENT STRATEGIES

         The Fund seeks to achieve its objective by investing in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations. The Fund consists exclusively of money market instruments that have maturities of 397 days or less from the date of purchase (except that securities subject to repurchase agreements may have longer maturities).

         The Fund invests in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and repurchase agreements relating to such securities. In addition, the Fund invests in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities and repurchase agreements relating to such securities. Such obligations are collectively referred to as "Money Market Obligations". Under normal circumstances, the Fund will invest at least 65% of its total assets in Money Market Obligations.

     The Fund may invest in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities. Such obligations may be supported (a) by the full faith and credit of the U.S. Treasury (as in the case of Government National Mortgage Association Certificates), (b) by the right of the issuer to borrow from the U.S. Treasury (as in the case of obligations of the Federal Home Loan Bank), (c) by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality (as in the case of the Federal National Mortgage Association), or (d) only by the credit of the agency or instrumentality itself (as in the case of obligations of the Federal Farm Credit
Bank).

     The Fund intends to invest in repurchase agreements with banks and broker-dealers pertaining to the securities described above and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended, as such Rule may be amended from time to time. Repurchase transactions are limited to a term not to exceed 365 days. The Fund may enter into repurchase agreements only with institutions believed by the Memorial Funds' Board of Trustees to present minimal credit risk.



EQUITY INCOME FUND

INVESTMENT OBJECTIVE
         The investment objective of the Fund is to achieve a high total return on investment through growth of capital and current income, without regard to federal income tax considerations.

INVESTMENT STRATEGIES

         The Fund invests in two different styles of securities: value equity securities and convertible securities. The Fund uses a "value investing" style by investing in the equity securities of domestic companies that its sub-adviser believes are under-priced relative to comparable securities determined by price/earnings ratios, cash flows or other measures. The Fund also invests in securities of domestic companies convertible into common stocks, such as convertible bonds, convertible notes and convertible preferred stocks. The Fund invests under normal circumstances approximately 50 percent of its total assets in value equity securities and approximately 35 percent of its total assets in convertible securities. The percentage of the Fund's assets invested in the two different styles may temporarily deviate from the Fund's current allocation due to changes in market values. The investment adviser will effect transactions periodically to reestablish the current allocation. Absent unstable market conditions, the investment adviser does not anticipate making a substantial number of percentage changes. When the investment adviser believes that a change in the current allocation percentages is desirable, it will sell and purchase securities to effect the change. The Fund's convertible portfolio will have an average market weighted investment grade rating. The Fund only invests in companies having a minimum market capitalization of $100 million at the time of purchase and seeks to maintain a minimum average weighted market capitalization of $5 billion.

         The Fund seeks reasonably consistent returns over a variety of market cycles. The sub-adviser for the value equity portion of the Fund focuses on securities that it believes have excellent prospects for growth of capital and current income. The sub-adviser for the convertible portion of the Fund purchases fixed and variable income obligations that it believes are undervalued and may offer superior yields.

         [Margin callout:  Concepts to Understand

         INVESTMENT GRADE means a bond with a rating of at least BBB
         LARGE CAP COMPANY means a company that has a market capitalization greater than $10 billion at the time of the Fund's investment
         MARKET CAPITALIZATION of a company means the value of the company's common stock in the stock market.]


INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE
         The investment objective of the Fund is long-term capital appreciation. The Fund is designed for U.S. investors who seek international diversification of their investments by participating in foreign securities markets.

INVESTMENT STRATEGIES

         The Fund invests under normal circumstances at least 65 percent of its total assets in equity securities of companies located outside the United States. The sub-adviser selects investments based on potential for capital appreciation without regard to current income. The Fund generally diversifies its investments among securities of issuers in "developed" foreign countries including, but not limited to, Japan, Germany, the United Kingdom, France, The Netherlands, Hong Kong, Singapore and Australia. The Fund invests only in securities of companies and governments in countries that the sub-adviser considers both politically and economically stable. The Fund does not invest in the securities of any country located in what is known as an "emerging market". The Fund will not exceed 150 percent of the exposure to any country listed in the Morgan Stanley EAFE Index. The Fund only invests in companies having a minimum market capitalization of $500 million at the time of purchase and seeks to maintain a minimum average weighted market capitalization of $5 billion.


         The Fund also may invest in the securities of domestic closed-end investment companies investing primarily in foreign securities and may invest in debt obligations of foreign governments or their political subdivisions, agencies or instrumentalities, of supranational organizations and of foreign corporations. The Fund may purchase preferred stock and convertible debt securities, including convertible preferred stock.

INVESTMENT RISKS


         GENERALLY There is no assurance that any Fund will achieve its investment objective. A Fund's total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in a Fund may be worth more or less than its original value. No Fund, by itself, provides a complete investment program.

         All investments made by the Funds entail some risk. Among other things, the market value of any security in which the Funds may invest is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of the issuer's worth. Certain investments and investment techniques, however, entail additional risks, such as the potential use of leverage by certain Funds through borrowings, securities lending, and other investment techniques. The specific risks of investing in each of the Funds areas follows:

GOVERNMENT MONEY MARKET FUND

o INTEREST RATE RISK - The risk that the Fund's yield will decrease when interest rates decrease. This is because the Fund will have to purchase securities with lower yields to replace the Fund's investments with higher yields that mature. There is also a risk that an increase in interest rates could cause the value of the securities in the Fund's portfolio to decrease. The Fund invests in short-term securities in order to minimize this risk.
o CREDIT RISK - The risk that the Fund could lose money if a security's credit rating is downgraded or the issuer of a security defaults (fails to make scheduled interest and principal payments). The Fund invests in highly rated securities to minimize this risk.
o MANAGEMENT RISK - The risk that the Fund's managers may make poor choices in selecting securities and that the Fund will not perform as well as other money market funds.
o REPURCHASE AGREEMENT RISK - The risk that in the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (1) a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights,
         (2) possible sub-normal levels of income and lack of access to income during this period, and (3) the expenses of enforcing its rights.

EQUITY INCOME FUND

o MARKET RISK - The risk that the value of the Fund's investments will change, and possibly decrease, in response to fluctuations in the stock or bond markets generally.
o INTEREST RATE RISK - The risk that changes in interest rates will affect the value of the Fund's investments, in particular, that an increase in interest rates could cause the Fund's net asset value to decline.
o CREDIT RISK - The risk that the Fund could lose money if a security's credit rating is downgraded or the issuer of a security defaults (fails to make scheduled interest and principal payments).
o ALLOCATION RISK - The risk that the allocation of investments between equity and convertible securities will have an adverse effect on the Fund's net asset value when one of these asset classes performs more poorly than the other.
o MANAGEMENT RISK - The risk that the Fund's managers may make poor choices in selecting securities and that the Fund will not perform as well as other similar funds.

INTERNATIONAL EQUITY FUND

o MARKET RISK - The risk that the value of the Fund's investments will change, and possibly decrease, in response as to fluctuations in the stock markets generally.
o CURRENCY RATE RISK - The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund's investments.
o FOREIGN RISK - The risk that foreign investments may be subject to political or economic instability, the imposition or tightening of exchange controls or other limitations on the repatriation of foreign capital or nationalization, increased taxation or confiscation of investors' assets. Also, the risk that the price of a foreign issuer's securities may not reflect the issuer's condition because there is not sufficient publicly available information about the issuer.
o GEOGRAPHIC CONCENTRATION RISK - The risk that factors adversely affecting a Fund's investments in issuers located in a country or region will affect the Fund's net asset value more than would be the case if the Fund had made more geographically diverse investments.
o MANAGEMENT RISK - The risk that the Fund's managers may make poor choices in selecting securities and that the Fund will not perform as well as other similar funds.

TEMPORARY DEFENSIVE POSITION The Equity Income Fund and International Equity Fund (collectively the "Equity Funds") may hold cash or cash equivalents, such as high quality money market instruments, pending investment and to retain flexibility in meeting redemptions and paying expenses. In addition, in order to respond to adverse market, economic, political or other conditions, a Fund may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments. The result of this action may be that the Fund will be unable to achieve its investment objectives.


MANAGEMENT

The business of the Memorial Funds (the "Trust") and each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Funds and meets periodically to review the Funds' performance, monitor investment activities and practices, and discuss other matters affecting the Funds. Additional information regarding the Trustees, as well as executive officers, may be found in the Statement of Additional Information ("SAI").

ADVISER


Memorial Investment Advisors, Inc. (the "Adviser"), 5847 San Felipe, Suite 4545, Houston, Texas 77057 serves as investment adviser to the Funds. Subject to the general control of the Board, the Adviser is responsible for among other things, developing a continuing investment program for each Fund in accordance with its investment objective, reviewing the investment strategies and policies of each Fund, and advising the Board on the selection of additional sub-advisers. In addition, the Adviser receives a fee from each Fund for the "asset allocation services" of determining the Funds' investments in its portfolios and how much of the Fund's assets to invest in each portfolio. The Adviser has entered into investment sub-advisory agreements with the sub-advisers to exercise investment discretion over the assets (or a portion of assets) of each Fund. For its services, the Adviser receives an advisory fee at an annual rate of 0.77 percent of the average daily net assets of the International Equity Fund, 0.62 percent of the average daily net assets of the Equity Income Fund and 0.18 percent of the average daily net assets of the Government Money Market Fund.


INVESTMENT CONSULTANT

To assist it in carrying out its responsibilities, the Adviser has retained Wellesley Group, Inc., 800 South Street, Waltham, Massachusetts 02154, to provide data with which the Adviser and the Board can monitor and evaluate the performance of the Funds and the sub-advisers.

SUB-ADVISERS/PORTFOLIO MANAGERS


The Adviser has retained the following sub-advisers to render advisory services and make daily investment decisions for each Fund. The day-to-day management of each Fund is performed by a portfolio manager, or a portfolio management team, employed by each sub-adviser to that Fund. Each sub-adviser is registered or is exempt from registration as an investment adviser under the Investment Advisers Act of 1940. The sub-advisers for the Funds are as follows:

A I M CAPITAL MANAGEMENT INC. ("AIM"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, manages the portfolio of the GOVERNMENT MONEY MARKET FUND. AIM provides investment advisory services to the Fund, which includes a continual program of investment, evaluation and, if appropriate in the view of AIM, sale and reinvestment of the Fund's assets. AIM has acted as an investment advisor since its organization in 1986. AIM, together with certain of its affiliates, advises or manages over 110 investment portfolios, including the Fund, encompassing a broad range of investment objectives.

TCW FUNDS MANAGEMENT, INC. ("TCW"), 865 South Figueroa Street, Ste. 1800, Los Angeles, California 90017, manages the convertible portfolio of the Equity Income Fund. TCW presently manages approximately $1.8 billion in assets for endowments and foundations, corporations, public funds and insurance companies. Mr. Kevin A. Hunter and Mr. Thomas D. Lyon are the Fund's co-Portfolio Managers. Mr. Hunter is a Managing Director and has been at TCW since 1983. He holds a Masters in Business Administration from the University of California at Los Angeles. Mr. Lyon is a Managing Director and has been at TCW since 1997. Prior thereto, Mr. Lyon was a Vice President and Portfolio Manager at Transamerica Investment Services in Los Angeles, California from 1990 to 1997. He holds a Masters in Business Administration from the Claremont Graduate School.

PPM AMERICA, INC. ("PPM"), 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606, manages the value equity portfolio of the Equity Income Fund. PPM presently manages approximately $39 billion in assets. PPM's equity team manages approximately $7 billion in large cap value assets for various institutional clients based in the U.S. and abroad. PPM utilizes a team of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the Fund, as they deem appropriate in the pursuit of the Fund's objectives.

THE GLENMEDE TRUST COMPANY ("Glenmede"), One Liberty Place, 1650 Market Street, Ste. 1200, Philadelphia, Pennsylvania 19103, manages the portfolio of the International Equity Fund. Glenmede, founded in 1956, presently manages $15.5 billion in assets of which over $7 Billion is managed for institutional clients including endowments, foundations, corporations, public funds and Taft-Hartley pension plans. Approximately $2 billion is dedicated to Glenmede's international equity product which is managed by a portfolio management team led by Mr. Andrew
B. Williams, CFA. Mr. Williams has been at Glenmede since 1985 and holds a Masters in Business Administration from Temple University.


OTHER SERVICE PROVIDERS


The Forum Financial Group of companies ("Forum") provides various services to the Funds. As of June 30, 1999, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $73 billion.


Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Funds' shares. The distributor acts as the agent of Memorial Funds in connection with the offering of shares of the Funds. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which you may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of shares of the Funds.

Forum Shareholder Services, LLC (the "Transfer Agent") is the Funds' transfer agent.

SHAREHOLDER SERVICES PLAN


The Trust has adopted a shareholder services plan permitting the Trust to compensate financial institutions for acting as shareholder servicing agents for their customers. Under this plan, the Trust has entered into an agreement with Memorial Group, Inc., a corporation of which Christopher W. Hamm, the Chairman of the Board and President of the Trust, is the sole shareholder. Memorial Group, Inc. performs certain shareholder services not provided by Transfer Agent and is paid fees at an annual rate of 0.25 percent of the average daily net assets of the shares of the Fund owned by investors for which Memorial Group, Inc. maintains a servicing relationship.


FUND EXPENSES

The Funds pay for all of their expenses. Each Fund's expenses are comprised of expenses attributable to the particular Fund as well as expenses not attributable to any particular Fund that are allocated among the Funds. The Adviser or other service providers may waive all or any portion of their fees, which are accrued daily and paid monthly. Any waiver would have the effect of increasing a Fund's performance for the period during which the waiver was in effect.


YOUR ACCOUNT

HOW TO CONTACT THE FUNDS

Write to us at:
         Memorial Funds
         P.O. Box 446
         Portland, ME  04112

Telephone us Toll-Free at:
         (888) 263-5593

Wire investments (or ACH payments) to us at:

         BankBoston Boston, Massachusetts ABA #011000390 For Credit to:

                  Forum Shareholder Services, LLC
                  Account # 541-54171
                  Memorial Funds
                  (Your Name)
                  (Your Account Number)
                  (Your Social Security number or tax identification number)

GENERAL INFORMATION


You pay no sales charge to purchase or sell (redeem) shares of the Funds. The Funds purchase and sell shares at the net asset value per share or NAV next calculated after the Transfer Agent receives your transaction request in proper form. For instance, if the Transfer Agent receives your transaction request in proper form prior to 4 p.m. (Eastern time), your transaction will be priced at that day's NAV. If the Transfer Agent receives your transaction request after 4 p.m., your transaction will be priced at the next day's NAV. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

The Funds do not issue share certificates.

You will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

The Funds reserve the right to impose minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED. Each Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. The time at which the NAV is calculated may be changed in case of an emergency. The Funds' NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Funds value securities for which market quotations are readily available are valued at current market value. If market quotations are not readily available, the Funds value securities at fair value. International Equity Fund invests in foreign securities that trade on markets that do not operate on the same schedule as the Exchange. This means that the net asset value of the International Equity Fund may change on days when you are not able to purchase or redeem its shares. International Equity Fund may adjust the value of a foreign security when determining net asset value if the security trades on a market that closes before the Exchange. In order to maintain a stable net asset value of $1.00 per share, Government Money Market Fund values the securities in its portfolio on an amortized cost basis.


TRANSACTIONS THROUGH THIRD PARTIES. If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Funds. Banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution or retirement plan for further information.

BUYING SHARES

All investments must be in U.S. dollars and checks must be drawn on U.S. banks.


          CHECKS. For individual or UGMA/UTMA accounts, the check must be made payable to "Memorial Funds" or to one or more owners of the account and endorsed to "Memorial Funds." For all other accounts, the check must be made payable on its face to "Memorial Funds." No other method of check payment is acceptable (for instance, you may not pay by travelers check).


          ACH PAYMENT. Instruct your financial institution to make an ACH (automated clearinghouse) payment to us. These payments typically take two days. Your financial institution may charge you a fee for this service.

          WIRES. Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.


MINIMUM INVESTMENTS. The Funds accept payments in the following minimum amounts:

                                                  ------------------------- --------------------------
                                                      Minimum Initial          Minimum Additional
                                                         Investment                Investment
           -------------------------------------- ------------------------- --------------------------

           Standard Amount                                 $2,000                     None

           -------------------------------------- ------------------------- --------------------------


Management of the Funds may choose to waive the investment minimum.

ACCOUNT REQUIREMENTS
------------------------------------------------------------ ---------------------------------------------------------
                      TYPE OF ACCOUNT                                              REQUIREMENT
------------------------------------------------------------ ---------------------------------------------------------
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS           o    Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole          required to sign (you choose who must sign)
proprietorship accounts. Joint accounts can have two or           exactly as each name appears on the account
more owners (tenants)

------------------------------------------------------------ ---------------------------------------------------------
GIFTS OR TRANSFERS TO A MINOR  (UGMA,  UTMA)                 o    Depending on state laws,  you can set up a
These custodial accounts provide a way to give money to a         custodial account under the Uniform Gift to Minors
child and obtain tax benefits.  You can give up to $10,000        Act or the Uniform  Transfers  to Minors Act
a year per child without paying Federal gift tax.            o    The trustee  must sign  instructions  in a
                                                                  manner indicating trustee capacity
------------------------------------------------------------ ---------------------------------------------------------
BUSINESS ENTITIES                                            o    For entities with officers, provide an original or
                                                                  certified copy of a resolution that identifies the
                                                                  authorized signers for the account
                                                             o    For entities with partners or other interested
                                                                  parties, provide a certified partnership agreement
                                                                  or organizational document, or certified pages from
                                                                  the partnership agreement or organizational
                                                                  document, that identify the partners or interested parties
------------------------------------------------------------ ---------------------------------------------------------
TRUSTS                                                       o    The trust must be established before an
                                                                  account can be opened
                                                             o    Provide a certification for trust, or the
                                                                  pages from the trust document that identify the
                                                                  trustees
------------------------------------------------------------ ---------------------------------------------------------

INVESTMENT PROCEDURES
------------------------------------------------------------ ---------------------------------------------------------
                    TO OPEN AN ACCOUNT                                        TO ADD TO YOUR ACCOUNT
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
BY CHECK                                                     BY CHECK
o   Call or write us for an account application              o   Fill out an investment slip from a
o   Complete the application                                     confirmation statement OR
o   Mail us your application and a check                     o   Write a letter to us
                                                             o   Write your account number on your check.

BY WIRE                                                      o   Mail us the slip (or your letter) and a check
o   Call or write us for an account application
o   Complete the application                                 BY WIRE
o   Call us and you will be assigned an account number       o   Call to notify us of your incoming wire
o   Mail us your application                                 o   Instruct your bank to wire your money to us

o   Instruct your bank to wire your money to us              BY AUTOMATIC INVESTMENT
                                                             o   Call or write us for an "Automatic Investment"
BY ACH PAYMENT                                                   form
o   Call or write us for an account application              o   Complete the form
o   Complete the application                                 o   Attach a voided check to your form

o   Call us and you will be assigned an account number       o   Mail us the form
o   Mail us your application
o   Make an ACH payment

------------------------------------------------------------ ---------------------------------------------------------

AUTOMATIC INVESTMENTS. You may invest a specified amount of money in the Funds once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Automatic investments must be for at least $100.

LIMITATIONS ON PURCHASES. The Funds reserve the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Funds or their operations. This includes those from any individual or group who, in the Funds' view, are likely to engage in excessive trading (usually defined as more than four exchanges out of a Fund within a calendar year).

CANCELED OR FAILED PAYMENTS. The Funds accept checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Funds or the Transfer Agent, and the Funds may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Funds and their agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.


SELLING SHARES


The Funds process redemption orders promptly and you will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If the Funds have not yet collected payment for the shares you are selling, however, it may delay sending redemption proceeds for up to 15 calendar days.


--------------------------------------------------------------------------------
To Sell Shares from Your Account
--------------------------------------------------------------------------------
BY MAIL
o   Prepare a written request including:
    o   Your name(s) and signature(s)
    o   Your account number
    o   The Fund name
    o   The dollar amount or number of shares you want to sell
    o   How and where to send your proceeds
o   Obtain a signature guarantee (if required)
o   Obtain other documentation (if required)
o   Mail us your request and documentation
BY WIRE
o   Wire requests are only available if:
    o   You have elected wire redemption privileges and
    o   Your request is for $5,000 or more
o Call us with your request (if you have elected telephone redemption privileges - See "By Telephone") OR
o   Mail us your request (See "By Mail")
BY TELEPHONE
o Telephone requests are only available if you have elected telephone redemption privileges.
o   Call us with your request
o   Provide the following information:
    o   Your account number
    o   Exact name(s) in which account is registered
    o   Additional form of identification
o   Your proceeds will be:
    o   Mailed to you or
    o Wired to you (if you have elected wire redemption privileges - See "By Wire")

AUTOMATICALLY
o    Call or write us for an "Automatic Redemption" form
o    Attach a voided check to your form
o    Mail us your form

--------------------------------------------------------------------------------

AUTOMATIC REDEMPTION. You may request a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Automatic requests must be for at least $100.

SIGNATURE GUARANTEE REQUIREMENTS. To protect you and the Funds against fraud, signatures on certain requests must have a "signature guarantee." You must obtain a signature guarantee to do any of the following:

o  Redeem over $50,000 worth of shares
o  Change the record name or address of your account

o Redeem from your account if you have changed the address or account registration within the last 30 days
o Send proceeds to any person, address, brokerage firm or bank account not on record
o Send proceeds to an account with a different registration (name or ownership) from yours
o Change to distribution, telephone requests or exchange option or any other election in connection with your account


A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public.


SMALL ACCOUNTS. If the value of your account falls below $2,000, the Funds may ask you to increase your balance. If the account value is still below $2,000 after 60 days, the Funds may close your account and send you the proceeds. The Funds will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTION IN KIND. Each Fund reserves the right to make a redemption "in kind" -- payment of redemption proceeds in portfolio securities rather than cash -- if the amount requested is large enough to affect the Fund's operations (for example, if it represents more than 1 percent of the Fund's assets).


LOST ACCOUNTS. The Transfer Agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGE PRIVILEGES


You may sell your Fund shares and buy shares of any other series of the Memorial Funds, also known as an exchange, by telephone or in writing. Because exchanges are treated as a sale and purchase, they may have tax consequences.

REQUIREMENTS. Exchanges may be made only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges. See "Investment Procedures - Limitations on Purchases."


--------------------------------------------------------------------------------
HOW TO EXCHANGE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY MAIL
o    Prepare a written request including:
     o    Your name(s) and signature(s)
     o    Your account number

     o    The names of the Funds from which you are exchanging into and out of
     o    The dollar amount or number of shares you want to sell (and exchange)

o If opening a new account, complete an account application if you are requesting different shareholder privileges
o    Mail us your request and documentation
BY TELEPHONE
o Telephone exchanges are only available if you have elected telephone redemption privileges
o    Call us with your request
o    Provide the following information:
     o    Your account number
     o    Exact name(s) in which account is registered
     o    Additional form of identification
--------------------------------------------------------------------------------

OTHER INFORMATION

DISTRIBUTIONS


Distributions of net investment income are declared daily and paid monthly by the Government Money Market Fund and are declared and paid quarterly by the International Equity Fund. The Equity Income Fund declares and pays its distributions of net investment income monthly. Any net capital gain realized by a Fund will be distributed at least annually.


All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES


Each Fund intends to operate in a manner so that it will not be liable for Federal income or excise tax.

Distributions of net investment income or short-term capital gain are taxable to you as ordinary income. Distributions of long-term capital gain are taxable to you as long-term capital gain regardless of how long you have held your shares. Distributions may also be subject to state and local taxes.

Distributions from the Equity Funds reduces the net asset value of the Funds' shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The  Funds  will  mail   reports   containing   information   about  the  Funds'
distributions during the year to you after December 31 of each year.

Consult your tax adviser about the Federal, state and local tax consequences in your particular circumstances.


ORGANIZATION


Memorial Funds is a Delaware business trust that is registered with the SEC as an open-end, management investment company (a "mutual fund"). There are four additional series of the Memorial Funds: Government Bond Fund, Corporate Bond Fund, Growth Equity Fund and Value Equity Fund. It is not intended that meetings of shareholders be held except when required by Federal or Delaware law and all shareholders of each Fund are entitled to vote at shareholders' meetings unless a matter is determined to affect only a specific Fund (such as approval of an advisory agreement for a Fund). From time to time, large shareholders may control a Fund or the Memorial Funds.

CORE AND GATEWAY(R)

Each Fund may seek to achieve its investment objective by investing all of its assets in shares of one or more diversified, open-end management investment companies that have an investment objective and investment policies substantially similar to that of the Fund.

YEAR 2000

Certain computer systems may not process date-related information properly on and after January 1, 2000. The Funds' adviser and administrator are addressing this matter for their systems. The Funds' other service providers have informed the Funds that they are taking similar measures. This matter, if not corrected, could adversely affect the services provided to the Funds or the companies in which the Funds invest and, therefore, could lower the value of your shares.

FOR MORE INFORMATION

The following documents are available free upon request:

                                                                                   GOVERNMENT MONEY MARKET FUND


                        ANNUAL/SEMI-ANNUAL REPORTS                                       EQUITY INCOME FUND

   The Funds will prepare annual and semi-annual reports to shareholders that        INTERNATIONAL EQUITY FUND
              will provide additional information about the Funds'
  investments. In each Fund's annual report, you will find a discussion of the market conditions
        and investment strategies that significantly affected the Fund's performances during the preceding fiscal year.


          STATEMENT OF ADDITIONAL INFORMATION ("SAI") THE SAI PROVIDES
                more detailed information about the Funds and is
                 incorporated by reference into this Prospectus.


  You can get free copies of both reports (when available) and the SAI, request other information and discuss your questions about the Funds by contacting your broker or the Funds at:

                                 Memorial Funds
                               Two Portland Square
                              Portland, Maine 04101
                                  888-263-5593



     You can also review the Funds' reports (when available) and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can

         get copies, for a fee, by writing to or calling the following:

                           Public Reference Room
                    Securities and Exchange Commission                       Memorial Funds
                        Washington, D.C. 20549-6009                          P.O. Box 446
                          Telephone: 800-SEC-0330                            Portland, ME 04112
                                                                             888-263-5593
            Free copies are available from the Commission's Internet
                         website at http://www.sec.gov.



                 Investment Company Act File No. 811-9034.





                       STATEMENT OF ADDITIONAL INFORMATION



                                 AUGUST 17, 1999





                                 MEMORIAL FUNDS


                          GOVERNMENT MONEY MARKET FUND

                               EQUITY INCOME FUND
                            INTERNATIONAL EQUITY FUND



FUND INFORMATION:

         Memorial Funds
         Two Portland Square
         Portland, Maine 04101
         (888) 263-5593

INVESTMENT ADVISER:


         Memorial Investment Advisors, Inc.
         5847 San Felipe, Suite 4545

         Houston, TX  77057

ACCOUNT INFORMATION AND SHAREHOLDER SERVICES:

         Forum Shareholder Services, LLC
         P.O. Box 446
         Portland, Maine 04112
         (888) 263-5593


This Statement of Additional Information or "SAI" supplements the Prospectus dated August 17, 1999, as may be amended from time to time, offering shares of Government Money Market Fund, Equity Income Fund and International Equity Fund (the "Funds"). This SAI is not a prospectus and should only be read in conjunction with a prospectus. The Prospectuses may be obtained without charge by contacting shareholder services at the address or telephone number listed above.

TABLE OF CONTENTS

         Glossary .....................................................    XX
1.       Investment Policies and Risks.................................    XX
2.       Investment Limitations........................................    XX
3.       Performance Data and Advertising..............................    XX
4.       Management....................................................    XX
5.       Portfolio Transactions........................................    XX
6.       Additional Purchase and Redemption Information................    XX
7.       Taxation .....................................................    XX
8.       Other Matters.................................................    XX
Appendix A - Description of Securities Ratings.........................    A-1

GLOSSARY


         "Adviser" means Memorial Investment Advisors, Inc.


         "Board" means the Board of Trustees of the Trust.

         "CFTC" means the U.S. Commodities Futures Trading Commission.

         "Code" means the Internal Revenue Code of 1986, as amended.

         "Custodian" means the custodian of each Fund's assets.

         "FAdS" means Forum Administrative Services, LLC, administrator of each Fund.

         "FAcS" means Forum Accounting Services, LLC, the fund accountant of each Fund.

         "FFS" means Forum Fund Services, LLC, distributor of each Fund's shares.

         "Fund" means each of the separate series of the Trust to which this SAI relates as identified on the cover page.


         "Fitch" means Fitch IBCA, Inc.


         "Moody's" means Moody's Investors Service.

         "NAV" means net asset value.

         "NRSRO" means a nationally recognized statistical rating organization.

         "SEC" means the U.S. Securities and Exchange Commission.

         "S&P" means Standard & Poor's.

         "Stock Index Futures" means futures contracts that relate to broadly based stock indices.


         "Subadviser" means TCW Funds Management, Inc., PPM America, Inc., The Glenmede Trust Company and A I M Capital Management Inc., as appropriate.


         "Transfer Agent" means Forum Shareholder Services, LLC, the transfer agent and distribution disbursing agent of each Fund.


         "Trust" means Memorial Funds.


         "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         "U.S. Treasury Securities" means obligations issued or guaranteed by the U.S. Treasury.

         "1933 Act" means the Securities Act of 1933, as amended.

         "1940 Act" means the Investment Company Act of 1940, as amended.

                        1. INVESTMENT POLICIES AND RISKS


The following discussion supplements the disclosure in the prospectuses about each Fund's investment techniques, strategies and risks.

A.       SECURITY RATINGS INFORMATION


The Fund's investments in fixed income securities are subject to credit risk relating to the financial condition of the issuers of the securities that Funds hold. To limit credit risk, each Fund generally may only invest its assets in debt securities that are considered investment grade. Investment grade means rated in the top four long-term rating categories or top two short-term rating categories by an NRSRO, or unrated and determined by the Subadviser to be of comparable quality. Government Money Market Fund, as a money market fund regulated under Rule 2a-7 under the 1940 Act, must normally invest at least 95% of its total assets in securities that are rated in the highest short-term rating category for debt obligations, or are unrated and determined to be of comparable quality. The lowest long-term ratings that are investment grade for corporate bonds, including convertible bonds, are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; for preferred stock are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; and for short-term debt, including commercial paper, are Prime-2 (P-2) in the case of Moody's, "A-2" in the case of S&P and "F-2" in the case of Fitch.


Unrated securities may not be as actively traded as rated securities. A Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Subadviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Subadviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Funds may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by a Fund, the Subadviser will determine whether the Fund should continue to hold the obligation. To the extent that the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Subadviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.


In addition, the Government Money Market Fund (1) will invest only in instruments that have a remaining maturity of 397 days or less (as calculated in accordance with Rule 2a-7 under the 1940 Act); (2) will maintain a dollar-weighted average maturity of 90 days or less; (3) will not invest more than 5 percent of its total assets in the securities of any one issuer (except U.S. Government Securities and to the extent permitted by Rule 2a-7); and (4) will not purchase a security if the value of all securities held by the Fund and issued or guaranteed by the same issuer (including letters of credit in support of a security) would exceed 10 percent of the Fund's total assets.


B.       TEMPORARY DEFENSIVE POSITION


A Fund, other than the Government Money Market Fund, may assume a temporary defensive position and may invest without limit in money market instruments that are of prime quality. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Subadviser to be of comparable quality. Certain additional Funds may invest in commercial paper as an investment and not as a temporary defensive position. Except as noted below with respect to variable master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which a Fund may invest include U.S. Government Securities, commercial paper, time deposits, bankers acceptances and certificates of deposit of banks doing business in the United States that have, at the time of investment, total assets in excess of one billion dollars and that are insured by the Federal Deposit Insurance Corporation, corporate notes and short-term bonds and money market mutual funds. The Funds may only invest in money market mutual funds to the extent permitted by the 1940 Act.


The money market instruments in which a Fund may invest may have variable or floating rates of interest. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time. Variable amount master demand notes must satisfy the same criteria as set forth above for commercial paper.

C.       HEDGING AND OPTION INCOME STRATEGIES


A Fund may seek to hedge against a decline in the value of securities it owns or an increase in the price of securities that it plans to purchase. A Fund accomplishes a hedge by purchasing options or writing (selling) covered options on securities in which it has invested or on any securities index based in whole or in part on securities in which the Fund may invest. Options may trade on an exchange or the over-the-counter market.

A Fund may invest in certain financial futures contracts and options contracts in accordance with the policies described in this SAI. A Fund will only invest in futures contracts, options on futures contracts and other options contracts that are subject to the jurisdiction of the CFTC after filing a notice of eligibility and otherwise complying with the requirements of Section 4.5 of the rules of the CFTC. Under that section, a Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margins and premiums required to establish such positions would exceed 5 percent of a Fund's net assets.

The Funds have no current intention of investing in futures contracts and options thereon for purposes other than hedging. The Equity Income Fund and International Equity Fund may buy or sell stock index futures contracts, such as contracts on the S&P 500 stock index. The Equity Income Fund may buy and sell bond index futures contracts. In addition, all of the Funds may buy or sell futures contracts on Treasury bills, Treasury bonds and other financial instruments. The Funds may write covered options and buy options on the futures contracts in which they may invest.

No Fund may purchase any call or put option on a futures contract if the premiums associated with all such options held by the Fund would exceed 5 percent of the Fund's total assets as of the date the option is purchased. No Fund may sell a put option if the exercise value of all put options written by the Fund would exceed 50 percent of the Fund's total assets. Likewise, no Fund may sell a call option if the exercise value of all call options written by the Fund would exceed the value of the Fund's assets. In addition, the current market value of all open futures positions held by a Fund may not exceed 50 percent of its total assets.


These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

The Funds may write any covered options. An option is covered if, as long as a Fund is obligated under the option, it owns an offsetting position in the underlying security or maintains cash, U.S. Government Securities or other liquid, securities with a value at all times sufficient to cover the Fund's obligation under the option.


No assurance can be given, however, that any hedging or option income strategy will succeed in achieving its intended result.

1.       IN GENERAL

A call option is a contract pursuant to which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security (or a cash amount equal to the value of the index) against payment of the exercise price during the option period.

A put option gives its purchaser, in return for a premium, the right to sell the underlying security (or index) at a specified price during the term of the option. The writer of the put option, who receives the premium, has the obligation to buy the underlying security (or receive a cash amount equal to the value of the index), upon exercise at the exercise price during the option period.

The amount of premium received or paid for an option is based upon certain factors, including the market price of the underlying security or index, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, the option period and interest rates.

There are a limited number of options contracts on securities indices and option contracts may not be available on all securities that a Fund may own or seek to own.

Bond and stock index futures contracts are bilateral agreements in which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond or stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contract.

Options on futures contracts are similar to stock options except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

COVERED CALLS AND HEDGING. Each Fund may purchase or sell (write) put and call options on securities to seek to hedge against a decline in the value of securities owned by it or an increase in the price of securities which it plans to purchase. Hedging or option income strategies include the writing and purchase of exchange-traded and over-the-counter options on individual securities or financial indices and the purchase and sale of financial futures contracts and related options. Whether or not used for hedging purposes, these investment techniques involve risks that are different in certain respects from the investment risks associated with the other investments of a Fund. Principal among such risks are: (1) the possible failure of such instruments as hedging techniques in cases where the price movements of the securities underlying the options or futures do not follow the price movements of the portfolio securities subject to the hedge; (2) potentially unlimited loss associated with futures transactions and the possible lack of a liquid secondary market for closing out a futures position; and (3) possible losses resulting from the inability of the Subadviser to correctly predict the direction of stock prices, interest rates and other economic factors. To the extent a Fund invests in foreign securities, it may also invest in options on foreign currencies, foreign currency futures contracts and options on those futures contracts. Use of these instruments is subject to regulation by the SEC, the options and futures exchanges upon which options and futures are traded or the CFTC.

Except as otherwise noted in this SAI, the Funds will not use leverage in their options and hedging strategies. In the case of transactions entered into as a hedge, a Fund will hold securities, currencies or other options or futures positions whose values are expected to offset ("cover") its obligations thereunder. A Fund will not enter into a hedging strategy that exposes it to an obligation to another party unless at least one of the following conditions is met. A Fund owns either an offsetting ("covered") position; or it owns cash, U.S. Government Securities or other liquid securities (or other assets as may be permitted by the SEC) with a value sufficient at all times to cover its potential obligations. When required by applicable regulatory guidelines, the Funds will set aside cash, U.S. Government Securities or other liquid securities (or other assets as may be permitted by the SEC) in a segregated account in the prescribed amount. Any assets used for cover or held in a segregated account cannot be sold or closed out while the hedging or option income strategy is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Options Strategies. A Fund may purchase put and call options written by others and sell put and call options covering specified individual securities, securities or financial indices or currencies. A put option (sometimes called a "standby commitment") gives the buyer of the option, upon payment of a premium, the right to deliver a specified amount of currency to the writer of the option on or before a fixed date at a predetermined price. A call option (sometimes called a "reverse standby commitment") gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of currency on or before a fixed date, at a predetermined price. The predetermined prices may be higher or lower than the market value of the underlying currency. A Fund may buy or sell both exchange-traded and over-the-counter ("OTC") options. A Fund will purchase or write an option only if that option is traded on a recognized U.S. options exchange or if the Subadviser believes that a liquid secondary market for the option exists. When a Fund purchases an OTC option, it relies on the dealer from whom it has purchased the OTC option to make or take delivery of the currency underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. OTC options and the securities underlying these options currently are treated as illiquid securities by the Funds.

Upon selling an option, a Fund receives a premium from the purchaser of the option. Upon purchasing an option the Fund pays a premium to the seller of the option. The amount of premium received or paid by the Fund is based upon certain factors, including the market price of the underlying securities, index or currency, the relationship of the exercise price to the market price, the historical price volatility of the underlying assets, the option period, supply and demand and interest rates.

The Funds may purchase call options on debt securities that the Fund's Subadviser intends to include in the Fund's portfolio in order to fix the cost of a future purchase. Call options may also be purchased to participate in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. If the price of the underlying security declines, this strategy would serve to limit the potential loss to the Fund to the option premium paid. Conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium paid. A Fund may similarly purchase put options in order to hedge against a decline in market value of securities held in its portfolio. The put enables the Fund to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Fund is limited to the option premium paid. If the market price of the underlying security is lower than the exercise price of the put, any profit the Fund realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put may be sold.

A Subadviser may write call options when it believes that the market value of the underlying security will not rise to a value greater than the exercise price plus the premium received. Call options may also be written to provide limited protection against a decrease in the market price of a security, in an amount equal to the call premium received less any transaction costs.

Certain Funds may purchase and write put and call options on fixed income or equity security indexes in much the same manner as the options discussed above, except that index options may serve as a hedge against overall fluctuations in the fixed income or equity securities markets (or market sectors) or as a means of participating in an anticipated price increase in those markets. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities, which are being hedged. Index options are settled exclusively in cash.

2.       RISKS

The Fund's use of options subjects the Fund to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include:

o Dependence on the Subadviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets.
o Imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover, which may cause a given hedge not to achieve its objective.
o The fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Funds invest.
o Lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Fund's ability to limit exposures by closing its positions.
o The possible need to defer closing out of certain options, futures contracts and related options to avoid adverse tax consequences.

Other risks include the inability of the Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund.


D.       FOREIGN INVESTMENT

1.       FOREIGN CURRENCY TRANSACTIONS

The International Equity Fund may conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market or by entering into a forward foreign currency contract. A forward foreign currency contract ("forward contract") involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are considered to be derivatives. The Fund enters into forward contracts in order to "lock in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. In addition, the Fund may enter into forward contracts to hedge against risks arising from securities the Fund owns or anticipates purchasing, or the U.S. dollar value of interest and dividends paid on those securities. The Fund will not enter into forward contracts for speculative purposes. The Fund will not have more than 25% of its total assets committed to forward contracts, or maintain a net exposure to forward contracts that would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's investment securities or other assets denominated in that currency.

If the International Equity Fund makes delivery of the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency through the conversion of assets of the Fund into the currency. The
Fund may close out a forward contract obligating it to purchase a foreign currency by selling an offsetting contract, in which case it will realize a gain or a loss.

Foreign currency transactions involve certain costs and risks. The Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if the Adviser is inaccurate in its prediction of currency movements. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies.

In addition, there is no systematic reporting of last sale information for foreign currencies, and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market. The interbank market in foreign currencies is a global around-the-clock market. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Fund may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

The Fund has no present intention to enter into currency futures or options contracts, but may do so in the future. The Fund might take positions in options on foreign currencies in order to hedge against the risk of foreign exchange fluctuation on foreign securities the Fund holds in its portfolio or which it intends to purchase.

2.     FOREIGN SECURITIES

All investments, domestic and foreign, involve certain risks. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of foreign political and economic instability, adverse movements in foreign exchange rates, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, and changes in foreign governmental attitudes towards private investment, possibly leading to nationalization, increased taxation or confiscation of foreign investors' assets.

Moreover, dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to a Fund's shareholders; commission rates payable on foreign transactions are generally higher than in the United States; foreign accounting, auditing and financial reporting standards differ from those in the United States and, accordingly, less information may be available about foreign companies than is available about issuers of comparable securities in the United States; and foreign securities may trade less frequently and with lower volume and may exhibit greater price volatility than United States securities.

Changes in foreign exchange rates will also affect the value in U.S. dollars of all foreign currency-denominated securities held by the Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict. Income from foreign securities will be received and realized in foreign currencies, and the Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar occurring after the Fund's income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

The International Equity Fund may purchase foreign bank obligations. In addition to the risks described above that are generally applicable to foreign investments, the investments that the Fund makes in obligations of foreign banks, branches or subsidiaries may involve further risks, including differences between foreign banks and U.S. banks in applicable accounting, auditing and financial reporting standards, and the possible establishment of exchange controls or other foreign government laws or restrictions applicable to the payment of certificates of deposit or time deposits that may affect adversely the payment of principal and interest on the securities held by the Fund.

E.       REPURCHASE AGREEMENTS

1.       IN GENERAL

Repurchase agreements are transactions in which a Fund purchases securities from a bank or securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and at a price reflecting a market rate of interest unrelated to the purchased security. During the term of a repurchase agreement, the Funds' custodian maintains possession of the purchased securities and any underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements allow a Fund to earn income on its uninvested cash for periods as short as overnight, while retaining the flexibility to pursue longer-term investments. The Government Money Market Fund will only enter into a repurchase agreement with a primary dealer that reports to the Federal Reserve Bank of New York ("primary dealers") or one of the largest 100 commercial banks in the United States. International Equity Fund may enter into repurchase agreements with foreign entities.

2.       REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate.

F.       CONVERTIBLE SECURITIES


The Funds may only invest in convertible securities that are investment grade.

1.       IN GENERAL

Convertible securities, which include convertible debt, convertible preferred stock and other securities exchangeable under certain circumstances for shares of common stock, are fixed income securities or preferred stock which generally may be converted at a stated price within a specific amount of time into a specified number of shares of common stock. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities or preferred equity in that they ordinarily provide a stream of income with generally higher yields than do those of common stocks of the same or similar issuers. These securities are usually senior to common stock in a company's capital structure, but usually are subordinated to non-convertible debt securities.

Convertible securities have unique investment characteristics in that they generally have higher yields than common stocks, but lower yields than comparable non-convertible securities. Convertible securities are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics; and they provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

2.       RISKS

Investment in convertible securities generally entails less risk than investment in the issuer's common stock. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

3.       VALUE OF CONVERTIBLE SECURITIES

The value of a convertible security is a function of its "investment value" and its "conversion value". The investment value of a convertible security is determined by comparing its yield with the yields of other securities of comparable maturity and quality that do not have a conversion privilege. The conversion value is the security's worth, at market value, if converted into the underlying common stock. The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may affect the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.


G.       ILLIQUID AND RESTRICTED SECURITIES

Government Money Market Fund may not acquire securities or invest in repurchase agreements if, as a result, more than 10% of the Fund's net assets (taken at current value) would be invested in illiquid securities. No other Fund may acquire securities or invest in repurchase agreements if, as a result, more than 15 percent of the Fund's net assets (taken at current value) would be invested in illiquid securities.


1.       IN GENERAL

The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Illiquid securities include repurchase agreements not entitling the holder to payment of principal within seven days, purchased over-the-counter options, securities which are not readily marketable and restricted securities. Restricted securities, except as otherwise determined by the Subadviser, are securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act.

2.       RISKS

Certain risks are associated with holding illiquid and restricted securities. For instance, limitations on resale may have an adverse effect on the marketability of a security and a Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. A Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Subadviser to be liquid, can become illiquid.

3.       DETERMINING LIQUIDITY

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Subadviser, pursuant to guidelines approved by the Board. The Subadviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Subadviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Subadviser may determine that the securities are not illiquid.


H.       WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS


The Equity Income Fund may purchase securities offered on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

1.       RISKS

The use of when-issued transactions and forward commitments enables the Equity Income Fund to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, the Fund might sell securities that it owned on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising bond prices, the Fund might sell a security and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields. However, if the Fund's Subadviser forecasts incorrectly the direction of interest rate movements, the Fund might be required to complete such when-issued or forward commitment transactions at prices lower than the current market values.


The Fund enters into when-issued and forward commitment transactions only with the intention of actually receiving or delivering the securities, as the case may be. If the Fund subsequently chooses to dispose of its right to acquire a when-issued security or its right to deliver or receive against a forward commitment before the settlement date, it can incur a gain or loss. When-issued securities may include bonds purchased on a "when, as and if issued" basis under which the issuance of the securities depends upon the occurrence of a subsequent event. Any significant commitment of the Fund's assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value.

The Fund will establish and maintain a separate account with cash, U.S. Government Securities and other liquid securities in an amount at least equal to its commitments to purchase securities on a when-issued or delayed delivery basis.

I.       GENERAL MONEY MARKET FUND GUIDELINES

Government Money Market Fund will invest only in high-quality, U.S. dollar-denominated instruments. As used herein, high-quality instruments include those that (1) are rated (or, if unrated, are issued by an issuer with comparable outstanding short-term debt that is rated) in one of the two highest rating categories by two NRSROs or, if only one NRSRO has issued a rating, by that NRSRO; or (2) are otherwise unrated and determined by the Subadviser, pursuant to procedures adopted by the Board, to be of comparable quality. Government Money Market Fund will not invest in a security that has received, or is deemed comparable in quality to a security that has received, the second highest rating by an NRSRO (a "second tier security") if, immediately after the acquisition, the Fund would have invested more than (1) the greater of 1 percent of its total assets in any single second tier security; or (2) 5 percent of its total assets in second tier securities. Government Money Market Fund is subject to certain issuer diversification rules described below under "Investment Limitations, Non-fundamental Limitations." Appendix A to this SAI contains a description of the rating categories of Standard & Poor's, Moody's and certain other NRSROs.


                            2. INVESTMENT LIMITATIONS


For purposes of all investment policies of the Funds: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.


A fundamental policy of a Fund cannot be changed without the affirmative vote of the lesser of: (1) 50 percent of the outstanding shares of the Fund; or (2) 67 percent of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50 percent of the outstanding shares of the Fund are present or represented. The Board may change a nonfundamental policy of a Fund be without shareholder approval.


A.  FUNDAMENTAL LIMITATIONS


Each  Fund  has  adopted  the  following  investment   limitations,   which  are
fundamental policies of the Fund. Each Fund's investment objective is also fundamental.


1.       ISSUANCE OF SENIOR SECURITIES

No Fund may issue senior securities except pursuant to Section 18 of the 1940 Act and except that a Fund may borrow money subject to its investment limitation on borrowing.

2.       UNDERWRITING ACTIVITIES

No Fund may act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Fund may be deemed to be an underwriter for purpose of the 1933 Act.

3.       CONCENTRATION


No Fund may  purchase  the  securities  of issuers  (other than U.S.  Government
Securities) conducting their business activity in the same industry if, immediately after such purchase, the value of a Fund's investments in such industry would comprise 25 percent or more of the value of its total assets.


4.       PURCHASES AND SALES OF REAL ESTATE

No Fund may purchase or sell real estate or any interest therein, except that a Fund may invest in securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein.

5.       PURCHASES AND SALES OF COMMODITIES

No Fund may purchase or sell physical commodities or contracts, options or options on contracts to purchase or sell physical commodities; provided that currency and currency-related contracts and contracts on indices will not be deemed to be physical commodities.

6.       MAKING LOANS

No Fund may make loans to other persons except for the purchase of debt securities that are otherwise permitted investments or loans of portfolio securities through the use of repurchase agreements.

7.       DIVERSIFICATION


Each Fund is "diversified" as that term is defined in the 1940 Act. Accordingly, no Fund may purchase a security if, as a result; (1) more than 5 percent of a Fund's total assets would be invested in the securities of a single issuer; or
(2) a Fund would own more than 10 percent of the outstanding voting securities of a single issuer. This limitation applies only to 75 percent of a Fund's total assets and does not apply to U.S. Government Securities.


B.       NONFUNDAMENTAL LIMITATIONS

Each Fund has adopted the following investment limitations, which are not fundamental policies of the Fund.

1.       BORROWING


No Fund's borrowings for other than temporary or emergency purposes or meeting redemption requests may exceed an amount equal to 5 percent of the value of the Fund's net assets.


2.       ILLIQUID SECURITIES


Government Money Market Fund may not acquire securities or invest in repurchase agreements if, as a result, more than 10% of the Fund's net assets (taken at current value) would be invested in illiquid securities. No other Fund may acquire securities or invest in repurchase agreements with respect to any securities if, as result, more than 15 percent of the Fund's net assets (taken at current value) would be invested in illiquid securities


3.       SHORT SALES

No Fund may make short sales of securities (except short sales against the box).

4.       PURCHASES ON MARGIN

No Fund may purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities but a Fund may make margin deposits in connection with permitted transactions in options, futures contracts and options on futures contracts.


5.       PLEDGING


No Fund may pledge, mortgage, hypothecate or encumber any of its assets except to secure permitted borrowings or to secure other permitted transactions. The deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for futures contracts are not deemed to be pledges or hypothecations for this purpose.

                       3. PERFORMANCE DATA AND ADVERTISING

A.       PERFORMANCE DATA

A Fund may quote performance in various ways. All performance information supplied in advertising, sales literature, shareholder reports or other materials is historical and is not intended to indicate future returns. Performance information is reported on a class basis.

A Fund may compare any of its performance information with:


o Data published by independent evaluators such as Morningstar, Inc., Lipper, Inc., IBC Financial Data, Inc., CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").


o         The performance of other mutual funds.

o The performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500(R) Index, the Russell 2000(R) Index, the Russell MidcapTM Index, the Russell 1000(R) Value Index, the Russell 2500(R) Index, the Morgan Stanley - Europe, Australian and Far East Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Shearson Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph, or similar illustration.

Indices are not used in the management of a Fund but rather are standards by which the Fund's Subadviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

A Fund may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

A Fund's performance will fluctuate in response to market conditions and other factors.

B.       PERFORMANCE CALCULATIONS

A Fund's performance may be quoted in terms of yield or total return.

1.       SEC YIELD

Standardized SEC yields for a Fund used in advertising are computed by dividing the Fund's interest income (in accordance with specific standardized rules) for a given 30 day or one month period, net of expenses, by the average number of shares entitled to receive income distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income in accordance with specific standardized rules) in order to arrive at an annual percentage rate.

Capital gains and losses generally are excluded from these calculations.

Income calculated for the purpose of determining a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distribution of income from the Fund over the same period or the rate of income reported in the Fund's financial statements.

Although published yield information is useful to investors in reviewing a Fund's performance, investors should be aware that a Fund's yield fluctuates from day to day and that the Fund's yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Fund's shares. Financial intermediaries may charge their customers that invest in a Fund fees in connection with that investment. This will have the effect of reducing the Fund's after-fee yield to those shareholders.

The yields of a Fund are not fixed or guaranteed, and an investment in a Fund is not insured or guaranteed. Accordingly, yield information should not be used to compare shares of a Fund with investment alternatives, which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare a Fund's yield information directly to similar information regarding investment alternatives that are insured or guaranteed.

Yield is calculated according to the following formula:
                        a - b
         Yield = 2[(------ + 1)6  - 1]
                         cd
         Where:
                  a    =     dividends and interest earned during the period
                  b    =     expenses accrued for the period (net of
                             reimbursements)
                  c    =     the average daily number of shares outstanding
                             during the period that were entitled to receive
                             dividends
                  d    =     the maximum offering price per share on the last
                             day of the period


MONEY MARKET FUNDS. Yield quotations for the Government Money Market Fund will include an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven-calendar-day period and are calculated by dividing the net change during the seven-day period in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period, and multiplying the quotient by 365/7. For this purpose, the net change in account value reflects the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective annualized yield quotation used by the Government Money Market Fund is calculated by compounding the current yield quotation for such period by adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result. The standardized tax equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal a Fund's yield after taxes. Tax equivalent yields are calculated by dividing the Fund's yield by one minus the stated Federal or combined Federal and state tax rate. If a portion of a Fund's yield is tax-exempt, only that portion is adjusted in the calculation.


2.       TOTAL RETURN CALCULATIONS


A Fund's total return shows its overall change in value, including changes in share price and assuming all of the Fund's distributions are reinvested.


AVERAGE ANNUAL TOTAL RETURN. Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total returns, a Fund: (1) determines the growth or decline in value of a hypothetical historical investment in a Fund over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100 percent over ten years would produce an average annual total return of 7.18 percent. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.


Average annual total return is calculated according to the following formula:

         P (1+T) n = ERV

         Where:
                  P        =        a hypothetical initial payment of $1,000
                  T        =        average annual total return
                  N        =        number of years
                  ERV      =        ending redeemable value: ERV is the value,
                                    at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period

Because average annual returns tend to smooth out variations in the Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results.

Other Measures of Total Return. Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods.

   o A Fund may quote unaveraged or cumulative total returns, which reflect a Fund's performance over a stated period of time.

   o Total returns may be stated in their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be quoted with or without taking into consideration a Fund's front-end sales charge or contingent deferred sales charge (if applicable).

Period total return is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:
                  PT       =        period total return
                  The other definitions are the same as in average annual total return above

C.       OTHER MATTERS

A Fund may also include various information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; (for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4 percent, 5 percent, 6 percent and 7 percent, respectively); (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar-cost averaging; (6) biographical descriptions of the Fund's portfolio managers and the portfolio management staff of the Fund's Subadviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Subadviser's and its staff's management techniques; (7) the results of a hypothetical investment in the Fund over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of earning Federal and, if applicable, state tax-exempt income from the Fund or investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (9) the net asset value, net assets or number of shareholders of the Fund as of one or more dates; and (10) a comparison of the Fund's operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies, and the manner of calculating and reporting performance.

As an example of compounding, $1,000 compounded annually at 9.00 percent will grow to $1,090 at the end of the first year (an increase in $90) and $1,118 at the end of the second year (an increase in $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00 percent will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7 percent and 12 percent annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of a Fund's performance.


A Fund may advertise information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar cost averaging. In a dollar-cost averaging program, an investor invests a fixed dollar amount in a Fund at period intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month for a period of six months in a Fund the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:

                                       SYSTEMATIC                    SHARE                    SHARES
               PERIOD                  INVESTMENT                    PRICE                   PURCHASED
               ------                  ----------                    -----                   ---------
                  1                       $100                        $10                      10.00
                  2                       $100                        $12                      8.33
                  3                       $100                        $15                      6.67
                  4                       $100                        $20                      5.00
                  5                       $100                        $18                      5.56
                  6                       $100                        $16                      6.25
                                          ----                        ---                      ----
                                 Total                        Average                  Total
                                 Invested $600                Price   $15.17           Shares 41.81

In connection with its advertisements, a Fund may provide "shareholder's letters" which serve to provide shareholders or investors an introduction into the Fund's, the Trust's or any of the Trust's service provider's policies or business practices. For instance, advertisements may provide for a message from the Subadviser that it has for more than twenty-five years been committed to quality products and outstanding service to assist its customers in meeting their financial goals and setting forth the reasons that the Subadviser believes that it has been successful as a portfolio manager.

With respect to the Funds that invest in municipal securities and distribute Federally tax-exempt (and in certain cases state tax-exempt) dividends, the Funds may advertise the benefits of and other effects of investing in municipal securities. For instance, the Funds' advertisements may note that municipal bonds have historically offered higher after tax yields than comparable taxable alternatives for those persons in the higher tax brackets, that municipal bond yields may tend to outpace inflation and that changes in tax law have eliminated many of the tax advantages of other investments. The combined Federal and state income tax rates for a particular state may also be described and advertisements may indicate equivalent taxable and tax-free yields at various approximate combined marginal Federal and state tax bracket rates. All yields so advertised are for illustration only and not necessarily representative of a Fund's yield.

                                  4. MANAGEMENT

Those officers, as well as certain other officers and Trustees of the Trust, may be directors, officers or employees of (and persons providing services to the Trust may include) Forum, its affiliates or affiliates of the Trust.

A.       TRUSTEES AND OFFICERS

Trustees and Officers of the Trust. The names of the Trustees and officers of the Trust, their position with the Trust, address, date of birth and principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk.

NAME, ADDRESS AND AGE                     POSITION(S) WITH FUND               PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE
                                                                              YEARS

Christopher W. Hamm*                      Chairman of the Board of            President, Memorial Group, Inc. since 1998
         5847 San Felipe, Suite 4545      Trustees,                           Executive Director, CIBC Oppenheimer 1996-98
         Houston, Texas 77002             President                           Vice President, Paine Webber 1993-96
         Born:  March 1967                Valuation Committee, Member(1)

John Y. Keffer*                           Trustee                             President and Director, Forum Financial
         Two Portland Square              Valuation Committee, Member(1)      Services, Inc. for more than five years
         Portland, Maine 04101                                                Director and sole shareholder (directly and
         Born:  July 1942                                                     indirectly) Forum Financial Group LLC, which
                                                                              owns (directly or indirectly) Forum Administrative
                                                                              Services, LLC. Forum Shareholder Services, LLC
                                                                              and Forum Investment Advisers, LLC Officer,
                                                                              Director or Trustee, various funds managed
                                                                              and distributed  by FAdS or FFS

Jay Brammer                               Trustee                             Executive Vice President, Gibralter Properties,
         9000 Keystone Crossing, Suite    Audit Committee, Member(2)          Inc., a real estate holding company, since 1995
         1000                                                                 Executive Vice President, Gibraltar Mausoleum
         Indianapolis, Indiana 46240                                          Corp., 1980-95
         Born:  August 1957

                                       17

J.B. Goodwin                              Trustee                             President, JBGoodwin Company, a comprehensive
         3933 Steck Avenue, B-101         Audit Committee, Member(2)          real estate and holding company, for more than
         Austin, Texas 78759                                                  five years
         Born:  December 1949

Robert Stillwell                          Trustee                             Attorney, Baker & Botts, a law firm, for more
         3000 One Shell Plaza             Audit Committee, Chairman(2)        than five years
         Houston, Texas 77002
         Born:  January 1937

Sara M. Morris                            Treasurer                           Managing Director, Forum Fund Services, LLC
         Two Portland Square                                                  Treasurer and CFO, Forum Financial Group LLC
         Portland, Maine 04101                                                since 1994
         Born:  September 1963                                                Officer, various funds managed and distributed
                                                                              by FAdS or FFS

Thomas G. Sheehan                         Vice President                      Managing Director and Counsel, Forum Financial
         Two Portland Square                                                  Group, LLC since 1993
         Portland, Maine 04101                                                Officer, various funds managed and distributed
         Born:  November 1968                                                 by FAdS or FFS


D. Blaine Riggle                          Secretary                           Assistant Counsel, Forum Financial Group, LLC,
         Two Portland Square                                                  since 1998
         Portland, Maine 04101                                                Associate Counsel, Wright Express Corporation
         Born:  November 1966                                                 (a Fleet credit card company), 3/97 - 1/98

                                                                              Associate at the law firm of Friedman, Babcock
                                                                              & Gaythwaite, 1994 - 3/97 Officer, various
                                                                              funds managed and distributed by FAdS or FFS

Stephen J. Barrett                        Assistant Secretary                 Manager of Client Services, Forum Financial
         Two Portland Square                                                  Group, LLC since 1996
         Portland, Maine 04101                                                Senior Product Manager, Fidelity Investments,
         Born:  November 1968                                                 1994 - 1996
                                                                              Officer, various funds managed and distributed
                                                                              by FAdS or FFS


Marcella A. Cote                          Assistant Secretary                 Fund Administrator, Forum Financial Group, LLC,
         Two Portland Square                                                  since 1998
         Portland, Maine 04101                                                Budget Analyst, State of Maine Department of
         Born:  January 1947                                                  Human Services, 2/97 - 5/98

                                                                              Project Assistant, Muskie School  of Public
                                                                              Service, 1994 - 2/97 Officer, various funds
                                                                              managed and distributed by FAdS or FFS

                                       18

Dawn L. Taylor                            Assistant Treasurer                 Tax Manager, Forum Financial Group, LLC, since
         Two Portland Square                                                  1997
         Portland, Maine 04101                                                Senior Tax Accountant, Purdy, Bingham &
         Born:  May, 1964                                                     Burrell, LLC, 1/97 - 10/97

                                                                              Senior Fund Accountant, Forum Financial
                                                                              Group, LLC, 9/94 - 1/97 Tax Consultant,
                                                                              New England Financial Services, 6/86
                                                                              - 9/94 Officer, various funds managed
                                                                              and distributed by FAdS or FFS

(1) The Valuation Committee is responsible for determining and monitoring the value of the Funds' assets.
(2) The Audit Committee is responsible for meeting with the Trust's independent certified public accountants to (i) review the arrangements and scope of any audit; (ii) discuss matters of concern relating to the Trust's financial statements, including any adjustments to such statements recommended by the accountants, or other results of any audit; (iii) consider the accountants' comments with respect to the Trust's financial policies, procedures, and internal accounting controls; and (iv) review any form of opinion the accountants propose to render to the Trust.


B.       COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee receives annual fees of $5,000 and $500 for each Board meeting attended and is paid $500 for each committee meeting attended on a date when a Board meeting is not held.

Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board.

Trustees that are affiliated with the Adviser or other service provider to the Funds receive no compensation for their services or reimbursement for their associated expenses. No officer of the Trust is compensated by the Trust.

The following table sets forth the fees paid to each Trustee by the Trust for the fiscal year ending December 31, 1998.

                                                          Pension or
                                                          Retirement
                                      Aggregate           Benefits Accrued    Estimated Annual     Total
                                      Compensation from   as Part of Fund     Benefits upon        Compensation from
Name, Position                        Trust               Expenses            Retirement           Trust
------------------------------------- ------------------- ------------------- -------------------- -------------------


Christopher W. Hamm*                  $0                  $0                  $0                   $0
Chairman of the Board of Trustees
and President


John Y. Keffer*                       $0                  $0                  $0                   $0
Trustee


Jay Brammer                           $0                  $0                  $0                   $0
Trustee

J.B. Goodwin                          $1,500              $0                  $0                   $1,500
Trustee

Robert Stillwell                      $1,500              $0                  $0                   $1,500
Trustee

C.       INVESTMENT ADVISER

1.       SERVICES OF ADVISER

The Adviser serves as investment adviser to each Fund pursuant to an investment advisory agreement with the Trust. Under that agreement, the Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing a Fund's investments and effecting portfolio transactions for a Fund

2.       OWNERSHIP OF ADVISER/AFFILIATIONS

The Adviser is 100% owned by Christopher W. Hamm. The Adviser is registered as an investment adviser with the SEC under the 1940 Act, as amended.


Christopher W. Hamm is the only officer of the Trust that is employed by the Adviser (or affiliates of the Adviser).

3.       FEES

The Adviser's fee is calculated as a percentage of the applicable Fund's average net assets. The fee is accrued daily by the Funds and is paid monthly based on average net assets for the previous month. The fee is allocated among the classes of shares of a Fund based on the average net assets of each class during the same period.

In addition to receiving its advisory fee from each Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets that are invested in a Fund. If an investor in a Fund also has a separately managed account with the Adviser with assets invested in the Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from a client.

Each Fund pays Memorial Group, Inc. ("Memorial Group"), an affiliate of the Adviser, a shareholder service fee of .25% of the Fund's average daily net assets for the provision of administrative and shareholder relations services. Memorial Group may pay all or a portion of the shareholder servicing fee to other entities, which may be affiliated persons of Memorial Group or of a Fund, for providing services to specified shareholders.


4.       OTHER PROVISIONS OF ADVISER'S AGREEMENT

The Adviser's agreement must be approved at least annually by the Board or by vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party.

The Adviser's agreement is terminable without penalty by the Trust with respect to a Fund on 30 days' written notice when authorized either by vote of the Fund's shareholders or by a vote of a majority of the Board, or by the Adviser on 90 days' written notice to the Trust.

Under its agreement, the Adviser is not liable for any error of judgment, mistake of law, or for any act or omission in the performance of its duties to a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

5.       EXPENSE LIMITATIONS


FAdS and Memorial Group, Inc. have undertaken to assume certain expenses of the Funds (or waive its fees). This undertaking is designed to place a maximum limit on expenses (including all fees to be paid to the Adviser but excluding taxes, interest, brokerage commissions and other portfolio transaction expenses and extraordinary expenses) of .38% for the Government Money Market Fund, 1.05% for the Equity Income Fund and 1.15% for the International Equity Fund.


6.       SUBADVISERS

To assist it in carrying out its responsibility, the Adviser has retained the following Subadvisers to render advisory services and make daily investment decisions for each Fund pursuant to an investment subadvisory agreements with the Adviser (the "Subadvisory Agreements").


           The Glenmede Trust Company ("Glenmede"), One Liberty Place, 1650 Market Street, Ste. 1200, Philadelphia, Pennsylvania 19103, manages the portfolio of the International Equity Fund. Glenmede is exempt from registration as an investment adviser under the Investment Advisers Act of 1940 ("Advisers Act"). For its services, Glenmede receives an advisory fee (excluding waivers) from the Adviser at an annual rate of 0.40% of the average daily net assets of the Fund under $100 million, 0.35% of the average daily net assets of the Fund between $100-200 million and .25% of the average daily net assets in excess of $200 million.

           PPM America, Inc. ("PPM"), 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606, co-manages the portfolio of the Equity Income Fund. PPM is a Delaware corporation that was organized in 1990 and is registered as an investment adviser under the Advisers Act. For its services, PPM receives an advisory fee (excluding waivers) from the Adviser at an annual rate of 0.30% of the Fund's average daily net assets.

           TCW Funds Management, Inc. ("TCW"), at 865 South Figueroa Street, Ste. 1800, Los Angeles, California 90017, co-manages the portfolio of the Equity Income Fund. TCW is a California corporation that was organized in 1987 and is registered as an investment adviser under the Advisers Act. For its services, PPM receives an advisory fee (excluding waivers) from the Adviser at an annual rate of 0.35% of the Fund's average daily net assets.

          A I M Capital Management Inc. ("AIM"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, manages the portfolio of the Government Money Market Fund. AIM was organized in 1986 and is registered as an investment adviser under the Advisers Act. For its services, AIM receives an advisory fee (excluding waivers) from the Adviser at an annual rate of 0.10% of the average daily net assets of the Fund over $1 billion and .075% thereafter.


The Adviser pays a fee to each of the Subadvisers. These fees do not increase the fees paid by shareholders of the Funds. The amount of the fees paid by the Adviser to each Subadviser may vary from time to time as a result of periodic negotiations with the Subadviser regarding such matters as the nature and extent of the services (other than investment selection and order placement activities) provided by the Subadviser to the Fund, the increased cost and complexity of providing services to the Fund, the investment record of the Subadviser in managing the Fund and the nature and magnitude of the expenses incurred by the Subadviser in managing the Fund's assets and by the Adviser in overseeing and administering management of the Fund. However, the contractual fee payable to each Fund by the Adviser for investment advisory services will not vary as a result of those negotiations.

The Adviser performs internal due diligence on each Subadviser and monitors each Subadviser's performance using its proprietary investment adviser selection and monitoring process. The Adviser will be responsible for communicating performance targets and evaluations to Subadvisers, supervising each Subadviser's compliance with the Fund's fundamental investment objectives and policies, authorizing Subadvisers to engage in certain investment techniques for the Fund, and recommending to the Board of Trustees whether sub-advisory agreements should be renewed, modified or terminated. The Adviser also may from time to time recommend that the Board of Trustees replace one or more Subadvisers or appoint additional Subadvisers, depending on the Adviser's assessment of what combination of Subadvisers it believes will optimize each Fund's chances of achieving its investment objectives. The sub-advisory agreements with respect to the Funds are identical, except for the fees payable and certain other non-material matters.

D.       DISTRIBUTOR

1.       DISTRIBUTOR; SERVICES AND COMPENSATION OF DISTRIBUTOR

FFS, the distributor (also known as principal underwriter) of the shares of each Fund, is located at Two Portland Square, Portland, Maine 04101. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

FFS, FAdS, FAcS and the Transfer Agent are each controlled indirectly by Forum Financial Group, LLC. John Y. Keffer controls Forum Financial Group, LLC.


Under its agreement with the Trust, FFS acts as the agent of the Trust in connection with the offering of shares of the Funds. FFS continuosly distributes shares of the Funds on a best efforts basis. FFS has no obligation to sell any specific quantity of Fund shares.



2.       OTHER PROVISIONS OF DISTRIBUTOR'S AGREEMENT

FFS's distribution agreement must be approved at least annually by the Board or by vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party.

FFS's agreement is terminable without penalty by the Trust with respect to a Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a vote of a majority of the Board, or by FFS on 60 days' written notice to the Trust.

Under its agreement, FFS is not liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Under its agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Trust against any and all claims and expenses in any way related to FFS's actions (or failures to act) that are consistent with FFS's contractual standard of care. This means that as long as FFS satisfies its contractual duties, the Trust is responsible for the costs of: (1) defending FFS against claims that FFS breached a duty it owed to the Trust; and (2) paying judgments against FFS. The Trust is not required to indemnify FFS if the Trust does not receive written notice of and reasonable opportunity to defend against a claim against FFS in the Trust's own name or in the name of FFS.

FFS may enter into agreements with selected broker-dealers, banks, or other financial institutions for distribution of shares of the Fund. These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of the Fund are sold without sales charges or distribution fees. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Fund.

Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of the Fund in this manner should acquaint themselves with their institution's procedures and should read the Prospectus and this SAI in conjunction with any materials and information provided by their institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

E.       OTHER FUND SERVICE PROVIDERS

1.       ADMINISTRATOR

As administrator, pursuant to an agreement with the Trust, FAdS is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.


For its services, FAdS receives a fee from each Fund at an annual rate as follows: 0.15 percent of the average daily net assets under $150 million of each Fund and 0.10 percent of the average daily net assets over $150 million of each Fund. Notwithstanding the above, the minimum fee per Fund shall be $30,000 per year ($2500 per month). The fee is accrued daily by the Funds and is paid monthly based on average net assets for the previous month.


Table 2 in Appendix B shows the dollar amount of the fees payable by the Trust to FAdS, the amount of the fee waived by FAdS and the actual fee received by FAdS.

FAdS's agreement is terminable without penalty by the Trust or by FAdS with respect to a Fund on 60 days' written notice. Under the agreement, FAdS is not liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

2.       FUND ACCOUNTANT

As fund accountant, pursuant to an agreement with the Trust, FAcS provides fund accounting services to each Fund. These services include calculating the NAV per share of each Fund (and class) and preparing the Funds' financial statements and tax returns.


For its services, FAcS receives a fee from each Fund at an annual rate of $36,000 plus surcharges of $6,000 to $24,000 for specified asset levels. FAcS is paid additional surcharges of $12,000 per year for each of the following: a portfolio with more than a specified number of securities positions and/or international positions; investments in derivative instruments; percentages of assets invested in asset backed securities; and, a monthly portfolio turnover rate of 10 percent or greater. The fee is accrued daily by the Funds and is paid monthly based on the transactions and positions for the previous month.

FAcS's agreement is terminable without penalty by the Trust or by FAcS with respect to a Fund on 60 days' written notice. Under the agreement, FAcS is not liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, in calculating a Fund's NAV per share, FAcS is deemed not to have committed an error if the NAV per share it calculates is within 1/10 of 1 percent of the actual NAV per share (after recalculation). In addition, in calculating NAV per share FAcS is not liable for the errors of others, including the companies that supply securities prices to FAcS and the Funds.


3.       TRANSFER AGENT

As transfer agent and distribution paying agent, pursuant to an agreement with the Trust, the Transfer Agent maintains an account for each shareholder of record of a Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

For its services, the Transfer Agent receives a fee from each Fund at an annual rate of $24,000 and $25.00 per shareholder account and $12,000 per additional share class. The fee is accrued daily by the Funds and is paid monthly. Table 4 in Appendix B shows the dollar amount of the fees payable by the Trust to the Transfer Agent, the amount of the fee waived by the Transfer Agent and the actual fee received by the Transfer Agent.

The Transfer Agent's agreement is terminable without penalty by the Trust or by the Transfer Agent with respect to a Fund on 60 days' written notice. Under the agreement, the Transfer Agent is not liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

4.       CUSTODIAN

As custodian, pursuant to an agreement with the Trust, Investors Bank & Trust Company ("IBT") safeguards and controls the Equity Income Fund's cash and securities, determines income and collects interest on Equity Income Fund investments. IBT may employ foreign subcustodians to provide custody of Equity Income Fund's foreign assets. IBT is located at 200 Clarendon Street, Boston, Massachusetts 02105.


For its services, IBT receives a fee from the Equity Income Fund at an annual rate as follows: (1) 0.01 percent of the average daily net assets of the Equity Income Fund for the first $100 million in Equity Income Fund assets; (2) 0.005 percent of the average daily net assets of the Equity Income Fund for the remaining Equity Income Fund assets. IBT is also paid certain transaction fees. These fees are accrued daily by the Equity Income Fund and are paid monthly based on average net assets and transactions for the previous month.

As custodian, pursuant to an agreement with the Trust, The Chase Manhattan Bank ("Chase") safeguards and controls the International Equity Fund's cash and securities, determines income and collects interest on Fund investments. Chase may employ foreign subcustodians to provide custody of the International Equity Fund's foreign assets. Chase is located at 4 Chase MetroTech Center, 18th Floor, Brooklyn, New York 11245.

For its services, Chase receives a fee from the International Equity Fund at an annual rate as follows: 0.01 percent of the average daily net assets of the International Equity Fund with a minimum annual fee of $30,000. Chase is also paid certain transaction fees. These fees are accrued daily by the International Equity Fund and are paid monthly based on average net assets and transactions for the previous month.


5.       LEGAL COUNSEL

Legal matters in connection with the issuance of shares of the Trust are passed upon by the law firm of Seward & Kissel LLP, One Battery Park Plaza, New York, New York 10004.

6.       INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, independent auditors, have been selected as auditors for each Fund. The auditors audit the annual financial statements of the Funds and provide the Funds with an audit opinion. The auditors also review certain regulatory filings of the Funds and the Funds' tax returns.

                            5. PORTFOLIO TRANSACTIONS

A.       HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.


Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser will utilize the services of others.


Purchases of securities from underwriters of the securities include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.


B.       ADVISER RESPONSIBILITY FOR PURCHASES AND SALES

Each Subadviser places orders for the purchase and sale of securities with brokers and dealers selected by and in the discretion of the Subadviser. No Fund has any obligation to deal with any specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by a Subadviser in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

 Each Subadviser seeks "best execution" for all portfolio transactions. This means that the Subadvisers seek the most favorable price and execution available. A Subadviser's primary consideration in executing transactions for a Fund is prompt execution of orders in an effective manner and at the most favorable price available.


1.       CHOOSING BROKER-DEALERS

The Funds may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser or Subadviser of each Fund takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

Consistent with applicable rules and the Adviser or Subadviser's duties, the Adviser or Subadviser may: (1) consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for a fund; and (2) take into account payments made by brokers effecting transactions for a Fund (these payments may be made to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which those other persons would be obligated to pay.

2.       OBTAINING RESEARCH FROM BROKERS

The Adviser or Subadviser of each Fund may give consideration to research services furnished by brokers to the Adviser or Subadviser for its use and may cause a Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Adviser or Subadviser's own internal research and investment strategy capabilities. This research may be used by the Adviser or Subadviser in connection with services to clients other than the Funds, and not all research services may be used by the Adviser or Subadviser in connection with the Funds. The Adviser or Subadviser's fees are not reduced by reason of the Adviser or Subadviser's receipt of research services.

The Adviser or Subadviser of each Fund has full brokerage discretion. It evaluates the range of quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. Under certain circumstances, the value of research provided by a broker-dealer may be a factor in the selection of a broker. This research would include reports that are common in the industry. Typically, the research will be used to service all of the Adviser or Subadviser's accounts although a particular client may not benefit from all the research received on each occasion. The nature of the services purchased for clients include industry research reports and periodicals, quotation systems, software for portfolio management and formal databases.

Occasionally, the Adviser or Subadviser may place an order with a broker and pay a slightly higher commission than another broker might charge. If this is done it will be because of the Adviser or Subadviser's need for specific research, for specific expertise a firm may have in a particular type of transaction (due to factors such as size or difficulty), or for speed/efficiency in execution. Since most of the Adviser or Subadviser's brokerage commissions for research are for economic research on specific companies or industries, and since the Adviser or Subadviser is involved with a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the clients.

There are occasions on which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by the Adviser or Subadviser, some of which accounts may have similar investment objectives. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the Adviser or Subadviser believes that to do so will be in the best interest of the affected accounts. When such concurrent authorizations occur, the objective will be to allocate the execution in a manner, which is deemed equitable to the accounts involved. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.

In some cases, the client may direct the Adviser or Subadviser to use a broker or dealer of the client's choice. If the client directs the Adviser or Subadviser to use a particular broker, the Adviser or Subadviser may not be authorized to negotiate commissions and may be unable to obtain volume discounts or best execution. In these cases, there could be some disparity in commission charges among these clients.

3.       COUNTERPARTY RISK

The Adviser or Subadviser of each Fund monitors the creditworthiness of counterparties to each Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

4.       TRANSACTIONS THROUGH AFFILIATES

The Adviser or Subadviser of each Fund may not effect brokerage transactions through affiliates of the Adviser or Subadviser (or affiliates of those persons). The Board has not adopted respective procedures.

5.       OTHER ACCOUNTS OF THE ADVISER OR SUBADVISER

Investment decisions for the Funds are made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or Subadviser of each Fund . Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security. In that event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the respective  Adviser  or  Subadviser's  opinion,  is  equitable  to  each  and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for a Fund and other client accounts managed by the Adviser or Subadviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

6.       PORTFOLIO TURNOVER


The frequency of portfolio transactions of a Fund (the portfolio turnover rate) will vary from year to year depending on many factors. Portfolio turnover rate is reported in the Prospectus. From time to time a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100 percent would occur if all of the securities in a Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to a Fund and a possible increase in short-term capital gains or losses.

C.       SECURITIES OF REGULAR BROKER-DEALERS


From time to time a Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers means the 10 brokers or dealers that: (1) received the greatest amount of brokerage commissions during the Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or (3) sold the largest amount of the Fund's shares during the

               6. ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

A.       GENERAL INFORMATION

Shareholders may effect purchases or redemptions or request any shareholder privilege in person at the Transfer Agent's offices located at Two Portland Square, Portland, Maine 04101.

The Funds accept orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed.

B.       ADDITIONAL PURCHASE INFORMATION


Shares of each Fund are sold on a continuous basis by the distributor at net asset value ("NAV") per share without any sales charge. Accordingly, the offering price per share is the same as the NAV per share. That information is contained in the Funds' financial statements (specifically, in the statements of assets and liabilities).

The Funds reserve the right to refuse any purchase request in excess of 1 percent.

Fund shares are normally issued for cash only. In the Adviser or Subadviser's discretion, however, a Fund may accept portfolio securities that meet the investment objective and policies of a Fund as payment for Fund shares. A Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

1.       IRAS

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the investment is received.

2.       UGMAS/UTMAS

If the trustee's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the investor must provide a copy of the trust document.

C.       ADDITIONAL REDEMPTION INFORMATION

A Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to a Fund's shares as provided in the Prospectus.

1.       SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.

2.       REDEMPTION-IN-KIND


Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities, however, if the Board determines conditions exist which would make payment in cash detrimental to the best interests of a Fund. If redemption proceeds are paid wholly or partly in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash. The Trust has filed an election with the SEC pursuant to which a Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1 percent of the Fund's total net assets, whichever is less, during any 90-day period.


D.       NAV DETERMINATION

In determining a Fund's NAV per share, securities for which market quotations are readily available are valued at current market value using the last reported sales price. If no sale price is reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

E.       DISTRIBUTIONS

Distributions of net investment income will be reinvested at a Fund's NAV per share as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV per share of a Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

The per share net asset values of each class of shares of a Fund are expected to be substantially the same. Under certain circumstances, however, the per share net asset value of each class may vary.. The per share net asset value of each class of a Fund eventually will tend to converge immediately after the payment of dividends, which will differ by approximately the amount of the expense accrual differential among the classes.

PURCHASES THROUGH FINANCIAL INSTITUTIONS


You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. The Funds' transfer agent and distributor or financial institutions. These financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

If you purchase shares through a financial institution, you will be subject to the financial institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in a Fund directly. When you purchase a Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures, you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.



You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your financial institution for further information. If you hold shares through a financial institution, the Funds may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Funds are not responsible for the failure of any financial institution to carry out its obligations.


SHAREHOLDER SERVICES


RETIREMENT ACCOUNTS. The Funds may be a suitable investment vehicle for part or all of the assets held in Traditional or Roth individual retirement accounts (collectively, "IRAs"). Call the Funds at 1-888-263-5593 to obtain an IRA account application. Generally, investment earnings in an IRA will be tax-deferred until withdrawn. If certain requirements are met, investment earnings held in a Roth IRA will not be taxed even when withdrawn. You may contribute up to $2,000 annually to an IRA. Only contributions to Traditional IRAs are tax-deductible. However, that deduction may be reduced if you or your spouse is an active participant in an employer-sponsored retirement plan and you or your spouse have adjusted gross income above certain levels. Your ability to contribute to a Roth IRA also may be restricted if you or, if you are married, you and your spouse have adjusted gross income above certain levels.

Your employer may also contribute to your IRA as part of a Savings Incentive Match Plan for Employees, or "SIMPLE plan," established after December 31, 1996. Under a SIMPLE plan, you may contribute up to $6,000 annually to your IRA, and your employer must generally match such contributions up to 3 percent of your annual salary. Alternatively, your employer may elect to contribute to your IRA 2 percent of the lesser of your earned income or $160,000.

This information on IRAs is based on regulations in effect as of January 1, 1999 and summarizes only some of the important federal tax considerations affecting IRA contributions. These comments are not meant to be a substitute for tax planning. Consult your tax advisors about your specific tax situation.


EXCHANGES

By making an exchange by telephone, the investor authorizes the Trust's transfer agent to act on telephonic instructions believed by the Trust's transfer agent to be genuine instructions from any person representing himself or herself to be the investor. The records of the Trust's transfer agent of such instructions are binding. The exchange procedures may be modified or terminated at any time upon appropriate notice to shareholders. For Federal income tax purposes, exchanges are treated as sales on which a purchaser will realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than the shareholder's basis in such shares at the time of such transaction.


Shareholders of the Funds' Shares may purchase, with the proceeds from a redemption of all or part of their shares, shares of the same class of any other Fund of the Trust.


REDEMPTIONS

In addition to the situations described in the Prospectus with respect to the redemptions of shares, the Trust may redeem shares involuntarily to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to a Fund's shares as provided in the Prospectus from time to time.

Proceeds of redemptions normally are paid in cash. However, payments may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Fund. If payment for shares redeemed is made wholly or partially in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash.

7.                            TAXATION

The tax information set forth in the Prospectus and the information in this section relates solely to U.S. federal income tax law and assumes that each Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key federal income tax considerations affecting each Fund and its shareholders that are not described in the prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of the Funds or the implications to shareholders. The discussions here and in the prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Funds and their shareholders. Any of these changes or court decisions may have a retroactive effect.

ALL INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISOR AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.

A.       QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of a Fund.

The tax year-end of each Fund is December 31 (the same as the Fund's fiscal year end).

1.       MEANING OF QUALIFICATION


As a regulated investment company, a Fund will not be subject to federal income tax on the portion of its investment company taxable income (i.e., taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (i.e., the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify as a regulated investment company a Fund must satisfy the following requirements:

o The Fund must distribute at least 90 percent of its investment company taxable income for the tax year. (Certain distributions made by a Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

o The Fund must derive at least 90 percent of its gross income from certain types of income derived with respect to its business of investing in securities.

o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50 percent of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5 percent of the value of the Fund's total assets in securities of the issuer and as to which the Fund does not hold more than 10 percent of the outstanding voting securities of the issuer); and (2) no more than 25 percent of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

o Each Fund generally intends to operate in a manner such that it will not be liable for federal income tax.


2.       FAILURE TO QUALIFY

If for any tax year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of a Fund's current and accumulated earnings and profits. A portion of these distributions generally may be eligible for the dividends-received deduction in the case of corporate shareholders.

Failure to qualify as a regulated investment company would thus have a negative impact on a Fund's income and performance. It is possible that a Fund will not qualify as a regulated investment company in any given tax year.

B.       FUND DISTRIBUTIONS


Each Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to shareholders as ordinary income. Except in the case of Government Money Market Fund, a portion of these distributions may qualify for the 70 percent dividends-received deduction for corporate shareholders.

Each Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but the Funds may make additional distributions of net capital gain at any time during the year. These distributions are taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held shares and do not qualify for the dividends-received deduction.


Each Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short-or long-term). All capital loss carryovers are listed in the Funds' financial statements. Any such losses may not be carried back.

Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce the shareholder's tax basis in the shares and are treated as gain from the sale of the shares to the extent the shareholder's basis would be reduced below zero.

All distributions by a Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

A shareholder may purchase shares whose net asset value at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of a Fund. Distributions of these amounts are taxable to the shareholder in the manner described above, although the distribution economically constitutes a return of capital to the shareholder.

Shareholders purchasing shares of a Fund just prior to the ex-dividend date of a distribution will be taxed on the entire amount of the distribution received, even though the net asset value per share on the date of the purchase reflected the amount of the distribution.

Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be received by the shareholders (and made by the Fund) on December 31 of that calendar year if the distribution is actually paid in January of the following year.

Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) to them during the year.

C.       CERTAIN TAX RULES APPLICABLE TO THE FUNDS TRANSACTIONS


For federal income tax purposes, when put and call options purchased by a Fund expire unexercised, the premiums paid by the Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by a Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When a Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by a Fund. When a Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by a Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and forward currency contracts are considered "Section 1256 contracts" for federal income tax purposes. Section 1256 contracts held by a Fund at the end of each tax year are "marked to market" and treated for federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by a Fund on Section 1256 contracts generally are considered 60 percent long-term and 40 percent short-term capital gains or losses. Each Fund can elect to exempt its Section 1256 contracts, which are part of a "mixed straddle" (as described below) from the application of Section 1256.

Any option, futures contract, or other position entered into or held by a Fund in conjunction with any other position held by the Fund may constitute a "straddle" for federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a "mixed straddle". In general, straddles are subject to certain rules that may affect the character and timing of a Fund's gains and losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 positions be treated as 60 percent long-term and 40 percent short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to a Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by a Fund all of the offsetting positions of which consist of Section 1256 contracts.


D.       FEDERAL EXCISE TAX


A 4 percent non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98 percent of its ordinary taxable income for the calendar year; and (2) 98 percent of its capital gain net income for the one-year period ended on October 31 (or december 31, if elected by the Fund) of the calendar year. The balance of the Fund's income must be distributed during the next calendar year. A Fund will be treated as having distributed any amount on which it is subject to income tax.


For purposes of calculating the excise tax, each Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) excludes foreign currency gains and losses incurred after October 31 of any year (or December 31 if it has made the election described above) in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

Each Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that a Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

E.       SALE OR REDEMPTION OF SHARES


In general, a shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases (for example, by reinvesting dividends) other shares of the Fund within 30 days before or after the sale or redemption (a so called "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

F.       BACKUP WITHHOLDING

A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31 percent of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide its correct taxpayer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to a Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's federal income tax or refunded.

G.       Foreign Taxes

Income received by a Fund may also be subject to foreign income taxes, including withholding taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested within various countries is not known. In the case of International Equity Fund, if more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible and intends to file an election with the Internal Revenue Service to pass through to its shareholders the amount of foreign taxes paid by the Fund. However, there can be no assurance that the Fund will be able to do so. Pursuant to this election a shareholder will be required to (i) include in gross income (in addition to taxable dividends actually received) his pro rata share of foreign taxes paid by the Fund, (ii) treat his pro rata share of such foreign taxes as having been paid by him, and (iii) either deduct such pro rata share of foreign taxes in computing his taxable income or treat such foreign taxes as a credit against United States federal income taxes. Shareholders who are not liable for federal income taxes, such as retirement plans qualified under section 401 of the Code, will not be affected by any such pass-through of taxes by the Fund. No deduction for foreign taxes may be claimed by an individual shareholder who does not itemize deductions. In addition, certain shareholders may be subject to rules which limit or reduce their ability to fully deduct, or claim a credit for, their pro rata share of the foreign taxes paid by the Fund. A shareholder's foreign tax credit with respect to a dividend received from the Fund will be disallowed unless the shareholder holds shares in the Fund on the ex-dividend date and for at least 15 other days during the 30-day period beginning 15 days prior to the ex-dividend date. Each shareholder will be notified within 60 days after the close of the International Equity Fund's taxable year whether the foreign taxes paid by the Fund will pass through for that year and, if so, such notification will designate (i) the shareholder's portion of the foreign taxes paid to each such country and (ii) the portion of dividends that represents income derived from sources within each such country.

The federal income tax status of each year's distributions by the Fund will be reported to shareholders and to the Internal Revenue Service. The foregoing is only a general description of the treatment of foreign taxes under the United States federal income tax laws. Because the availability of a foreign tax credit or deduction will depend on the particular circumstances of each shareholder, potential investors are advised to consult their own tax advisers.

H.       FOREIGN SHAREHOLDERS


Taxation of a shareholder who under the Code is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.


If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions of ordinary income (and short-term capital gains) paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30 percent (or lower applicable treaty rate) upon the gross amount of the distribution. The foreign shareholder generally would be exempt from U.S. federal income tax on gain realized on the sale of shares of a Fund and distributions of net capital gain from a Fund.


If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of a Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or U.S.
corporations.


In the case of a noncorporate foreign shareholder, a Fund may be required to withhold U.S. federal income tax at a rate of 31 percent on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.


The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty might be different from those described herein.


The tax rules of other countries with respect to distributions from a Fund can differ from the U.S. federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in a Fund.

I.       STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from a Fund can differ from the U.S. federal income taxation rules described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules with respect to an investment in a Fund.

                          8. OTHER MATTERS

GENERAL INFORMATION

The Trust was organized as a business trust under the laws of the State of Delaware on November 26, 1997. The Trust has operated under that name and as an investment company since that date.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series (the Funds) and in classes of shares of those series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:


Shares  of  each  of   Government   Money  Market  Fund,   Equity  Income  Fund,
International Equity Fund, Government Bond Fund, Corporate Bond Fund, Growth Equity Fund and Value Equity Fund.


The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust and each Fund will continue indefinitely until terminated.

2.       CLASSES OF SHARES

Each class of a Fund may have a different expense ratio and its expenses will affect each class' performance. For more information on any other class of shares of the Fund, investors may contact the Transfer Agent.

3.       SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular series or class, except if the matter affects only one series or class or voting by series or class is required by law, in which case shares will be voted separately by series or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.


Shareholders representing 10 percent or more of the Trust's (or a Fund's) outstanding shares may, as set forth in the Trust Instrument, call meetings of the Trust (or Fund) for any purpose related to the Trust (or Fund), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

4.       CERTAIN REORGANIZATION TRANSACTIONS

The Trust or any Fund may be terminated upon the sale of its assets to, or merger with, another open-end, management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or the Fund. The Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation. Under the Trust Instrument, the Trustees may, without shareholder vote, cause the Trust to merge or consolidate into one or more trusts, partnerships or corporations or cause the Trust to be incorporated under Delaware law, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

B.       FUND OWNERSHIP


As of August 16, 1999, officers and trustees of the Trust owned no shares of the Funds of the Trust.

From time to time, certain shareholders may own a large percentage of the shares of a Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of August, 1999, and prior to the public offering of the Funds, Forum Financial Group, LLC, beneficially owned 100% of and may be deemed to control each Fund. It is unlikely, however, that Forum Financial Group, LLC, a limited liability company organized under the laws of Delaware, will continue to control each Fund. "Control" for these purposes is the ownership of 25% or more a Fund's voting securities.


C.   LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust and requires that a disclaimer be given in each contract entered into or executed by the Trust or the Trustees. The Trust's Trust Instrument (the document that governs the operation of the Trust) provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the portfolio is unable to meet its obligations. FAdS believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust or its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

D.    REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference is made to the copy of such contract or other documents filed as exhibits to the registration statement.

E.    FINANCIAL STATEMENTS

Because the Funds have not commenced operations as of the date of this SAI, financial statements for the Funds are not yet available.

                 APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

A. CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)


1. MOODY'S INVESTORS SERVICE

  Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

  A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

  Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Ba        Bonds  that are rated Ba are  judged to have  speculative  elements;
            their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Caa Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  Ca Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Note Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.       STANDARD AND POOR'S CORPORATION

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB         An obligation  rated BBB exhibits  adequate  protection  parameters.
            However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Note Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, large uncertainties or major exposures to adverse conditions may outweigh these.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC          An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

            The `r' symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns that are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

3.       DUFF & PHELPS CREDIT RATING CO.

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+           High credit quality. Protection factors are strong. Risk is modest
AA            but may vary slightly from time to time because of economic conditions.

A+,A,         Protection factors are average but adequate. However, risk factors
A-            are more variable in periods of greater economic stress.

BBB+          Below-average protection factors but still considered sufficient
BBB           for prudent investment. Considerable  variability in risk during
BBB-          economic cycles.

BB+           Below  investment  grade but  deemed  likely to meet  obligations
BB            when due. Present or prospective financial protection factors
BB-           fluctuate  according to industry conditions. Overall quality may move up  or down frequently within this category.

B+            Below  investment  grade and possessing risk that obligations will
B             not be met when due.  Financial  protection factors will fluctuate
B-            widely according to economic  cycles,  industry  conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP            Preferred stock with dividend arrearages.


4.       FITCH IBCA, INC.

INVESTMENT GRADE

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

SPECULATIVE GRADE

BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC,       High default risk. Default is a real possibility.  Capacity for
CC, C meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.


DDD,       Default. Securities are not meeting current obligations and are
DD, D extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50 percent - 90 percent of such outstandings, and `D' the lowest recovery potential, i.e. below 50 percent.


PREFERRED STOCK

1.       MOODY'S INVESTORS SERVICE

aaa An issue that is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa An issue that is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

a An issue that is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa An issue that is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

Ba An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B An issue that is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa An issue that is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca An issue that is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c            This is the lowest rated class of preferred  or  preference  stock.
             Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

2.       STANDARD & POOR'S

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB, B, CCC Preferred stock rated BB, B, and CCC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, large uncertainties or major risk exposures to adverse conditions outweigh these.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C           A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Note Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

C.       SHORT TERM RATINGS

1.       MOODY'S INVESTORS SERVICE

  Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

  PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

               o  Leading market positions in well-established industries.
               o  High rates of return on funds employed.
               o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
               o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
               o Well-established access to a range of financial markets and assured sources of alternate liquidity.

  PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

  NOT PRIME
                Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

FITCH IBCA, INC.

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch IBCA's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C Obligations for which there is a high risk of default to other obligors in the same country or which are in default.

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS

(a) Copy of the Trust Instrument of the Registrant dated November 25, 1997 (see Note 1).

(b)      Not Applicable.

(c)      See Sections 2.02, 2.04 and 2.06 of the Trust Instrument filed as
         Exhibit (a).


(d)(1) Investment Advisory Agreement between Registrant and Forum Investment Advisors, LLC dated as of March 13, 1998 as amended June 29, 1999 (see
         Note 2).

   (2) Investment Advisory Agreement between Registrant and Memorial Investment Advisors, Inc., dated as of August 10, 1999 (filed herewith).

   (3) Form of Investment Subadvisory Agreement between Registrant, Memorial Investment Advisors, Inc. and TCW Funds Management, Inc., dated as of August __, 1999 (filed herewith).

   (4) Investment Subadvisory Agreement between Registrant, Memorial Investment Advisors, Inc. and The Glenmede Trust Company, dated as of August 10, 1999 (filed herewith).

   (5) Investment Subadvisory Agreement between Registrant, Memorial Investment Advisors, Inc. and PPM America, Inc., dated as of August 10, 1999 (filed herewith).


(e) Distribution Agreement between Registrant and Forum Fund Services, LLC dated as of May 1, 1999 (see Note 2).

(f)      None.

(g)(1) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC dated March 13, 1998 (see Note 2).

   (2) Custodian Agreement between Registrant and BankBoston dated as of March 9, 1998 (see Note 2).

   (3) Custodian Agreement between Registrant and The Chase Manhattan Bank dated August 13, 1999 (filed herewith).

(h)(1) Administration Agreement between Registrant and Forum Administrative Services, LLC dated March 13, 1998 (see Note 2).

   (2) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC dated as of March 13, 1998 (see Note 2).

(i)(1)   Opinion of counsel to Registrant (see Note 3).

   (2)   Consent of Seward & Kissel, LLP (see Note 2).

(j)      Not applicable.

(k)      None.

(l) Investment Representation letter of original purchaser of shares of Registrant (see Note 3).

(m)      Rule 12b-1 Plan (see Note 4).

(n)      Financial Data Schedules (see Note 2).

(o)      18f-3 Plan adopted by Registrant (see Note 2).

Other Exhibits:

         Power of Attorney of Jay Brammer (see Note 3).

         Power of Attorney of J.B. Goodwin (see Note 3).

         Power of Attorney of Christopher W. Hamm (see Note 3).

         Power of Attorney of Robert Stillwell (see Note 3).

         Power of Attorney of John Y. Keffer (see Note 3).

---------------
Note:

1 Exhibit incorporated by reference as filed in initial N-1A filing on December 4, 1997, accession number 0001004402-97-000244.

2 Exhibit incorporated by reference as filed in post-effective amendment number 4 on April 29, 1999, accession number 0001004402-99-000244.

3 Exhibit incorporated by reference as filed in post-effective amendment number 1 on March 18, 1998, accession number 0001004402-98- 000197.

4 Exhibit incorporated by reference as filed in pre-effective amendment number 2 on March 4, 1998, accession number 0001004402-98-000161.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None.

ITEM 25.  INDEMNIFICATION

SECTION 10.02 of the Registrant's Trust Instrument provides as follows:

SECTION 10.02  INDEMNIFICATION.

        (a) Subject to the exceptions and limitations contained in Subsection 10.02(b): (i) every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b) No indemnification shall be provided hereunder to a Covered Person:
         (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (x) by the court or other body approving the settlement; (y) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (z) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered

         Person may now or hereafter be entitled, shall continue as to a Person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a Person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other Persons may be entitled by contract or otherwise under law.

         (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection 10.02(a) may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this
         Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 10.02.


Section 4 of the Investment Advisory Agreements provides in substance as follows:


SECTION 4.  STANDARD OF CARE

         The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust, and as an inducement to the Adviser's undertaking these services the Adviser shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, breach of fiduciary duty, willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder and except as otherwise provided by law.

Section 3 of the Administration Agreement provides as follows:

SECTION 3.  STANDARD OF CARE AND RELIANCE

         (a) Forum shall be under no duty to take any action except as specifically set forth herein or as may be specifically agreed to by Forum in writing. Forum shall use its best judgment and efforts in rendering the services described in this Agreement. Forum shall not be liable to the Trust or any of the Trust's shareholders for any action or inaction of Forum relating to any event whatsoever in the absence of bad faith, willful misfeasance or gross negligence in the performance of Forum's duties or obligations under this Agreement or by reason of Forum's reckless disregard of its duties and obligations under this Agreement.

         (b) The Trust agrees to indemnify and hold harmless Forum, its employees, agents, directors, officers and managers and any person who controls Forum within the meaning of section 15 of the Securities Act or section 20 of the Securities Exchange Act of 1934, as amended, ("Forum Indemnitees") against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character arising out of or in any way related to Forum's actions taken or failures to act with respect to a Fund that are consistent with the standard of care set forth in Section 3(a) or based, if applicable, on good faith reliance upon an item described in Section 3(d) (a "Claim"). The Trust shall not be required to indemnify any Forum Indemnitee if, prior to confessing any Claim against the Forum Indemnitee, Forum or the Forum Indemnitee does not give the Trust written notice of and reasonable opportunity to defend against the claim in its own name or in the name of the Forum Indemnitee.

         (c) Forum agrees to indemnify and hold harmless the Trust, its employees, agents, trustees and officers against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character arising out of Forum's actions taken or failures to act with respect to a Fund that are not consistent with the standard of care set forth in Section 3(a). Forum shall not be required to indemnify the Trust if, prior to confessing any Claim against the Trust, the Trust does not give Forum written notice of and reasonable opportunity to defend against the claim in its own name or in the name of the Trust.

         (d) A Forum Indemnitee shall not be liable for any action taken or failure to act in good faith reliance upon:

              (i) the advice of the Trust or of counsel, who may be counsel to the Trust or counsel to Forum, and upon statements of accountants, brokers and other persons reasonably believed in good faith by Forum to be experts in the matter upon which they are consulted;

              (ii) any oral instruction which it receives and which it reasonably believes in good the person or persons transmitted faith authorized by the Board to give such oral instruction. Forum shall have no duty or obligation to make any inquiry or effort of certification of such oral instruction;

              (iii) any written instruction or certified copy of any resolution of the Board, and Forum may rely upon the genuineness of any such document or copy thereof reasonably believed in good faith by Forum to have been validly executed; or

              (iv) any signature, instruction, request, letter of transmittal, certificate, opinion of counsel, statement, instrument, report, notice, consent, order, or other document reasonably believed in good faith by Forum to be genuine and to have been signed or presented by the Trust or other proper party or parties; and no Forum Indemnitee shall be under any duty or obligation to inquire into the validity or invalidity or authority or lack thereof of any statement, oral or written instruction, resolution, signature, request, letter of transmittal, certificate, opinion of counsel, instrument, report, notice, consent, order, or any other document or instrument which Forum reasonably believes in good faith to be genuine.

              (e) Forum shall not be liable for the errors of other service providers to the Trust including the errors of printing services (other than to pursue all reasonable claims against the pricing service based on the pricing services' standard contracts entered into by Forum) and errors in information provided by an investment adviser (including prices and pricing formulas and the untimely transmission of trade information), custodian or transfer agent to the Trust.

Sections 7 and 8 of the Distribution Agreement provide:

SECTION 7.  STANDARD OF CARE

         (a) The Distributor shall use its best judgment and reasonable efforts in rendering services to the Trust under this Agreement but shall be under no duty to take any action except as specifically set forth herein or as may be specifically agreed to by the Distributor in writing. The Distributor shall not be liable to the Trust or any of the Trust's shareholders for any error of judgment or mistake of law, for any loss arising out of any investment, or for any action or inaction of the Distributor in the absence of bad faith, willful misfeasance or gross negligence in the performance of the Distributor's duties or obligations under this Agreement or by reason or the Distributor's reckless disregard of its duties and obligations under this Agreement

         (b) The Distributor shall not be liable for any action taken or failure to act in good faith reliance upon:

              (i) the advice of the Trust or of counsel, who may be counsel to the Trust or counsel to the Distributor;

              (ii) any oral instruction which it receives and which it reasonably believes in good faith was transmitted by the person or persons authorized by the Board to give such oral instruction (the Distributor shall have no duty or obligation to make any inquiry or effort of certification of such oral instruction);

              (iii) any written instruction or certified copy of any resolution of the Board, and the Distributor may rely upon the genuineness of any such document or copy thereof reasonably believed in good faith by the Distributor to have been validly executed; or

              (iv) any signature, instruction, request, letter of transmittal, certificate, opinion of counsel, statement, instrument, report, notice, consent, order, or other document reasonably believed in good faith by the Distributor to be genuine and to have been signed or presented by the Trust or other proper party or parties; and the Distributor shall not be under any duty or obligation to inquire into the validity or invalidity or authority or lack thereof of any statement, oral or written instruction, resolution, signature, request, letter of transmittal, certificate, opinion of counsel, instrument, report, notice, consent, order, or any other document or instrument which the Distributor reasonably believes in good faith to be genuine.

         (c) The Distributor shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties, fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply. In addition, to the extent the Distributor's obligations hereunder are to oversee or monitor the activities of third parties, the Distributor shall not be liable for any failure or delay in the performance of the Distributor's duties caused, directly or indirectly, by the failure or delay of such third parties in performing their respective duties or cooperating reasonably and in a timely manner with the Distributor.

SECTION 8.  INDEMNIFICATION

         (a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

         After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

         (b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

         (c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

              (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

              (ii) any act of, or omission by, Distributor or its sales representatives that does not conform to the standard of care set forth in Section 7 of this Agreement ("Trust Claims").

         (d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten
         (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

         (e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

         (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

         (g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

         (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

         (i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement.


ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a)      Forum Investment Advisors, LLC


         The descriptions of Forum Investment Advisors, LLC under the caption "Management-Adviser" in the Prospectuses and Statement of Additional Information relating to Government Bond Fund, Corporate Bond Fund, Value Equity Fund and Growth Equity Fund, constituting certain of Parts A and B, respectively, of the Registration Statement are incorporated by reference herein.


         The following are the members of Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101, including their business connections, which are of a substantial nature.

                           Forum Holdings Corp. I., Member.
                           Forum Trust, LLC, Member.

          Both Forum Holdings Corp. I. and Forum Trust are controlled indirectly by John Y. Keffer, President of Forum Trust and Forum Financial Group, LLC. Mr. Keffer is also a director and/or officer of various registered investment companies for which the various Forum Financial Group's operating subsidiaries provide services.

         ------------------------------------ ----------------------------------- -----------------------------------
         Name                                 Title                               Business Connection
         ------------------------------------ ----------------------------------- -----------------------------------

         ----------------------------------- ------------------------------------ -----------------------------------
         Sara M. Morris                      Treasurer                            Forum Investment Advisors, LLC.
                                             ------------------------------------ -----------------------------------
                                             Chief Financial Officer              Forum Financial Group, LLC.
                                             ------------------------------------ -----------------------------------
                                             ------------------------------------ -----------------------------------
                                             Officer                              Other Forum affiliated companies
         ----------------------------------- ------------------------------------ -----------------------------------

         ----------------------------------- ------------------------------------ -----------------------------------
         David I. Goldstein                  Secretary                            Forum Investment Advisors, LLC.
                                             ------------------------------------ -----------------------------------
                                             General Counsel                      Forum Financial Group, LLC.
                                             ------------------------------------ -----------------------------------
                                             ------------------------------------ -----------------------------------
                                             Officer                              Other Forum affiliated companies
         ----------------------------------- ------------------------------------ -----------------------------------

         ----------------------------------- ------------------------------------ -----------------------------------
         Mark D. Kaplan                      Director                             Forum Investment Advisors, LLC.
         ----------------------------------- ------------------------------------ -----------------------------------


(b)      Memorial Investment Advisors, Inc.

         The descriptions of Memorial Investment Advisors, Inc. under the caption "Management-Adviser" in the Prospectuses and Statement of Additional Information relating to Equity Income Fund, International
         Equity Fund and Government Money Market Fund, constituting certain of Parts A and B, respectively, of the Registration Statement are incorporated by reference herein.


         The following  are the  directors  and officers of Memorial  Investment
         Advisors, Inc., 5847 San Felipe, Suite 4545 Houston, TX 77057, including any business connections of a substantial nature, which they have had in the past two (2) years. Unless otherwise indicated, the address of each company listed is 5847 San Felipe, Suite 4545 Houston, TX 77057.

         ------------------------------------ ----------------------------------- -----------------------------------

         Name                                 Title                               Business Connection
         ------------------------------------ ----------------------------------- -----------------------------------


         ------------------------------------ ----------------------------------- -----------------------------------
         Christopher W. Hamm                  President                           Memorial Investment Advisors,
                                                                                  Inc.,
                                              ----------------------------------- -----------------------------------
                                              President                           CapRock Financial Group
                                              ----------------------------------- -----------------------------------
                                              President                           CapRock Management Corp.
                                              ----------------------------------- -----------------------------------
                                              President                           Memorial Group, Inc.
                                              ----------------------------------- -----------------------------------
                                              President                           Service Financial Group, Inc.
                                              ----------------------------------- -----------------------------------
                                              Director                            Cypress Mortgage Corp., Austin,
                                                                                  Texas
                                              ----------------------------------- -----------------------------------
                                              Executive Director                  CIBC Oppenheimer Corp.
                                                                                  1600 Smith, Suite 3100
                                                                                  Houston, Texas 77002
                                                                                  Prior to 9/98
         ------------------------------------ ----------------------------------- -----------------------------------


         ------------------------------------ ----------------------------------- -----------------------------------
         James L. Sullivan                    Vice President and Chief            Memorial Investment Advisors,
                                              Financial Officer                   Inc.,
                                              ----------------------------------- -----------------------------------
                                              Vice President                      Memorial Group, Inc.
                                              ----------------------------------- -----------------------------------
                                              Vice President                      Service Financial Group, Inc.
                                              ----------------------------------- -----------------------------------
                                              Executive Director                  CIBC Oppenheimer Corp.
                                                                                  1600 Smith, Suite 3100
                                                                                  Houston, Texas 77002
                                                                                  Prior to 10/98
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         Larry O. Knowles                     Vice President and Chief            Memorial Investment Advisors,
                                              Financial Officer                   Inc.,
                                              ----------------------------------- -----------------------------------
                                              Vice President                      Memorial Group, Inc.
                                              ----------------------------------- -----------------------------------
                                              Vice President                      Service Financial Group, Inc.
                                              ----------------------------------- -----------------------------------
                                              Private Consultant                  Self Employed
                                                                                  Prior to 9/98

         ------------------------------------ ----------------------------------- -----------------------------------


(c)      TCW Funds Management, Inc.


         The descriptions of TCW Funds Management, Inc. ("TCW") under the caption "Management-Adviser" in the Prospectuses and Statement of Additional Information relating to Equity Income Fund, constituting certain of Parts A and B, respectively, of the Registration Statement are incorporated by reference herein.

         The following are the directors and officers of TCW, 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017, including any business connections of a substantial nature, which they have had in the past two (2) years. Unless otherwise indicated, the address of each company listed is 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017.

         ------------------------------------ ----------------------------------- -----------------------------------
         Name                                 Title                               Business Connection
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         Alvin R. Albe                        President and Director              TCW
                                              ----------------------------------- -----------------------------------
                                              Executive Vice President and        TCW Asset Management Company
                                              Director
                                              ----------------------------------- -----------------------------------
                                              Executive Vice President and        Trust Company of the West
                                              Director
                                              ----------------------------------- -----------------------------------
                                              Executive Vice President            The TCW Group, Inc.
                                              ----------------------------------- -----------------------------------
                                              President and Director              TCW Galileo Funds, Inc.
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         Thomas E. Larkin, Jr.                Vice Chairman                       TCW
                                              ----------------------------------- -----------------------------------
                                              Vice Chairman                       TCW Asset Management Company
                                              ----------------------------------- -----------------------------------
                                              President and Director              Trust Company of the West
                                              ----------------------------------- -----------------------------------
                                              Executive Vice President, Group     The TCW Group, Inc.
                                              Managing Director and Director
                                              ----------------------------------- -----------------------------------
                                              Sr. Vice President                  TCW Convertible Funds, Inc.
                                              ----------------------------------- -----------------------------------
                                              Director                            TCW Galileo Funds, Inc.
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         Marc I. Stern                        Chairman                            TCW
                                              ----------------------------------- -----------------------------------
                                              Vice Chairman                       TCW Asset Management Company
                                              ----------------------------------- -----------------------------------
                                              Director                            Trust Company of the West
                                              ----------------------------------- -----------------------------------
                                              President and Director              The TCW Group, Inc.
                                              ----------------------------------- -----------------------------------
                                              Chairman                            Apex Mortgage Capital, Inc.
                                              ----------------------------------- -----------------------------------
                                              Chairman                            TCW Galileo Funds, Inc.
                                              ----------------------------------- -----------------------------------
                                              Director                            Qualcomm, Inc.
         ------------------------------------ ----------------------------------- -----------------------------------

(d)      The Glenmede Trust Company


         The descriptions of The Glenmede Trust Company ("Glenmede") under the caption "Management-Adviser" in the Prospectuses and Statement of Additional Information relating to International Equity Fund, constituting certain of Parts A and B, respectively, of the Registration Statement are incorporated by reference herein.

         The following are the directors and officers of Glenmede, 16 Chambers Street, Princeton, New Jersey 08542-3708, including any business connections of a substantial nature, which they have had in the past two (2) years. Unless otherwise indicated, the address of each company listed is 16 Chambers Street, Princeton, New Jersey 08542-3708.

         ------------------------------------ ----------------------------------- -----------------------------------
         Name                                 Title                               Business Connection
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         James L. Kermes                      President and Chief Executive       Glenmede
                                              Officer
                                              ----------------------------------- -----------------------------------
                                              Director                            The Glenmede Trust Company of New
                                                                                  Jersey
                                              ----------------------------------- -----------------------------------
                                              Board Member                        Rittenhouse Square Indemnity Ltd.
                                                                                  Windsor Place - 3rd Fl.
                                                                                  18 Queen Street
                                                                                  Hamilton HM JX
                                                                                  Bermuda
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         A. E. Piscopo                        Executive Vice President and        Glenmede
                                              Chief Operating Officer
                                              ----------------------------------- -----------------------------------
                                              Director                            The Glenmede Trust Company of New
                                                                                  Jersey
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         James R. Belanger                    Vice President and Corporate        Glenmede
                                              Counsel
         ------------------------------------ ----------------------------------- -----------------------------------


(e)      PPM America, Inc.

         The descriptions of PPM America, Inc. ("PPM") under the caption "Management-Adviser" in the Prospectuses and Statement of Additional Information relating to Equity Income Fund, constituting certain of Parts A and B, respectively, of the Registration Statement are incorporated by reference herein.

         The following are the directors and officers of PPM, 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606, including any business connections of a substantial nature, which they have had in the past two (2) years. Unless otherwise indicated, the address of each company listed is 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

         ------------------------------------ ----------------------------------- -----------------------------------

         Name                                 Title                               Business Connection
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         Russell William Swanson              President and Director              PPM
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         Mark Bernard Mandich                 Executive Vice President,           PPM
                                              Secretary, Chief Compliance
                                              Officer and Director
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         Fred John Stark III                  Executive Vice President,           PPM
                                              Secretary, Counsel and Director

         ------------------------------------ ----------------------------------- -----------------------------------


ITEM 27.  PRINCIPAL UNDERWRITERS

(a) Forum Fund Services, LLC, Registrant's underwriter, or its affiliate, Forum Financial Services, Inc., serve as underwriter for the following investment companies registered under the Investment Company Act of 1940. As amended:

         The CRM Funds                              Monarch Funds
         The Cutler Trust                           Norwest Advantage Funds
         Forum Funds                                Norwest Select Funds
                                                    Sound Shore Fund, Inc.

(b) The following officer of Forum Fund Services, LLC, Registrant's underwriter, holds the following position with registrant. Her business address is Two Portland Square, Portland, Maine 04101.

         Name                                Position with Underwriter             Position with Registrant
         ----                                -------------------------             ------------------------
         Sara M. Morris                              Treasurer                             Treasurer

(c)      Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC and Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 28 hereof.

ITEM 29.  MANAGEMENT SERVICES

         Not Applicable.

ITEM 30.  UNDERTAKINGS

(i) Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the latter of the effective date of Registrant's Securities Act of 1933 Registration Statement relating to the prospectuses offering those shares or the commencement of public shares of the respective shares; and,

(ii) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders relating to the portfolio or class thereof, to which the prospectus relates upon request and without charge.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this post-effective amendment number 6 to Registrant's registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Portland, State of Maine on August 17, 1999.


                                         MEMORIAL FUNDS

                                         Christopher W. Hamm, President

                                         By:  /s/ David I. Goldstein
                                             ---------------------------------
                                         David I. Goldstein, Attorney-in-Fact*


Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on August 17, 1999.


(a)      Principal Executive Officer


         Christopher W. Hamm


         By: /s/ David I. Goldstein
            ----------------------------------
         David I. Goldstein, Attorney-in-Fact*

(b)      Principal Financial Officer

         /s/ Sara M. Morris
         -------------------------------------
         Sara M. Morris, Treasurer

(c)      A majority of the Trustees

         Jay Brammer, Trustee
         J.B. Goodwin, Trustee
         Christopher W. Hamm, Trustee
         John Y. Keffer, Trustee
         Robert Stillwell, Trustee

         By: /s/ David I. Goldstein
            ----------------------------------
         David I. Goldstein, Attorney-in-Fact*

         * Pursuant to powers of attorney filed as Other Exhibits to this Registration Statement.

                                Index to Exhibits

(d)(2) Investment Advisory Agreement between Registrant and Memorial Investment Advisors, Inc., dated as of August 10, 1999.

(d)(3) Form of Investment Subadvisory Agreement between registrant, Memorial Investment Advisors, Inc. and TCW Funds Management, Inc., dated as of August __, 1999.

(d)(4) Investment Subadvisory Agreement between registrant, Memorial Investment Advisors, Inc. and The Glenmede Trust Company, dated as of August 10, 1999.

(d)(5) Investment Subadvisory Agreement between registrant, Memorial Investment Advisors, Inc. and PPM America, Inc., dated as of August 10, 1999.

(g)(3) Custodian Agreement between Registrant and The Chase Manhattan Bank dated August 13, 1999.